UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
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Media                                                                       3.8%
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Oil & Gas                                                                   3.5
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Hotels, Restaurants & Leisure                                               2.0
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Commercial Banks                                                            1.9
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Diversified Telecommunication Services                                      1.2
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Automobiles                                                                 1.1
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Containers & Packaging                                                      1.1
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Wireless Telecommunication Services                                         1.1
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Health Care Providers & Services                                            1.0
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Metals & Mining                                                             0.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on net assets.

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PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 Corporate Bonds                         26.8%
                 Foreign Government Bonds                21.9
                 Other Bonds                             15.9
                 Government Agency Bonds                 13.7
                 Cash Equivalents                        11.1
                 U.S. Government Bonds                    8.7
                 Stocks                                   1.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

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                      9 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2006, Oppenheimer Strategic Income Fund's Class A shares (without sales charge) produced higher returns than its benchmark, the Lehman Brothers Aggregate Bond Index. The Fund benefited early in the reporting period from its emphasis on bonds and currencies from the emerging markets, which continued to gain value in a robust global economic environment. The Fund's investments in Brazil, Mexico, Turkey and Russia produced particularly attractive returns as these nations made progress toward reforming their financial systems and taming inflation. Global market conditions changed in the spring of 2006, when surging commodity prices and weakening housing markets sparked concerns that a U.S. economic slowdown might precede a downturn in international economic conditions. Global bond market volatility intensified as investors grew more risk-averse, and the Fund's overweighted position in emerging market bonds detracted modestly from its relative performance. The Fund's returns also were undermined to a mild degree by unfortunate timing in the trading of yen and euros in the currency markets. However, these setbacks were not severe enough to erase the reporting period's previous gains from emerging markets bonds and currencies.

      The Fund also received generally positive contributions to performance from its holdings of high-yield corporate bonds. However, bonds in the lower high-yield rating categories tended to fare better than those with higher credit ratings. Because we reduced the Fund's exposure to lower-rated securities in anticipation of slower economic growth and more moderate business conditions, the Fund did not participate fully in the high-yield sector's relative strength during the second half of the reporting period.

      Finally, our security selection and duration management strategies helped support returns from the U.S. government securities. We captured higher yields than those provided by U.S. Treasuries by focusing on mortgage- and asset-backed securities from U.S. government agencies. In the spring of 2006, we began to increase the Fund's average duration--a measure of sensitivity to changing interest rates--toward a range that is closer to industry averages. This change helped the Fund participate more fully in rallies as the market rebounded from heightened market volatility during the spring and summer of 2006.


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period; Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, formerly Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a worldwide basis. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class A)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class A)           Bond Index        Bond Index

09/30/1996                      9,525               10,000           10,000
12/31/1996                      9,878               10,300           10,238
03/31/1997                      9,855               10,242            9,814
06/30/1997                     10,254               10,619           10,112
09/30/1997                     10,600               10,971           10,241
12/31/1997                     10,704               11,294           10,262
03/31/1998                     10,990               11,470           10,342
06/30/1998                     11,062               11,738           10,548
09/30/1998                     10,684               12,234           11,426
12/31/1998                     10,882               12,275           11,832
03/31/1999                     10,941               12,215           11,376
06/30/1999                     10,977               12,107           10,984
09/30/1999                     10,996               12,189           11,481
12/31/1999                     11,322               12,175           11,328
03/31/2000                     11,501               12,443           11,347
06/30/2000                     11,564               12,660           11,331
09/30/2000                     11,675               13,041           11,033
12/31/2000                     11,572               13,590           11,508
03/31/2001                     11,778               14,002           11,157
06/30/2001                     11,680               14,081           10,983
09/30/2001                     11,466               14,731           11,768
12/31/2001                     11,979               14,738           11,394
03/31/2002                     12,180               14,751           11,210
06/30/2002                     12,175               15,296           12,516
09/30/2002                     12,226               15,997           13,000
12/31/2002                     12,799               16,249           13,615
03/31/2003                     13,289               16,475           14,038
06/30/2003                     14,158               16,887           14,583
09/30/2003                     14,621               16,863           14,870
12/31/2003                     15,308               16,916           15,645
03/31/2004                     15,665               17,365           15,936
06/30/2004                     15,377               16,941           15,406
09/30/2004                     15,898               17,483           15,911
12/31/2004                     16,780               17,650           17,264
03/31/2005                     16,588               17,565           16,819
06/30/2005                     17,155               18,093           16,578
09/30/2005                     17,450               17,971           16,392
12/31/2005                     17,477               18,078           16,077
03/31/2006                     17,742               17,961           16,012
06/30/2006                     17,455               17,948           16,519
09/30/2006                     18,109               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year  -1.16%     5-Year  8.51%     10-Year  6.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class B)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class B)           Bond Index        Bond Index

09/30/1996                     10,000               10,000           10,000
12/31/1996                     10,350               10,300           10,238
03/31/1997                     10,307               10,242            9,814
06/30/1997                     10,703               10,619           10,112
09/30/1997                     11,043               10,971           10,241
12/31/1997                     11,130               11,294           10,262
03/31/1998                     11,405               11,470           10,342
06/30/1998                     11,459               11,738           10,548
09/30/1998                     11,071               12,234           11,426
12/31/1998                     11,230               12,275           11,832
03/31/1999                     11,269               12,215           11,376
06/30/1999                     11,311               12,107           10,984
09/30/1999                     11,284               12,189           11,481
12/31/1999                     11,596               12,175           11,328
03/31/2000                     11,757               12,443           11,347
06/30/2000                     11,799               12,660           11,331
09/30/2000                     11,889               13,041           11,033
12/31/2000                     11,792               13,590           11,508
03/31/2001                     11,979               14,002           11,157
06/30/2001                     11,828               14,081           10,983
09/30/2001                     11,589               14,731           11,768
12/31/2001                     12,115               14,738           11,394
03/31/2002                     12,263               14,751           11,210
06/30/2002                     12,235               15,296           12,516
09/30/2002                     12,269               15,997           13,000
12/31/2002                     12,845               16,249           13,615
03/31/2003                     13,336               16,475           14,038
06/30/2003                     14,208               16,887           14,583
09/30/2003                     14,673               16,863           14,870
12/31/2003                     15,362               16,916           15,645
03/31/2004                     15,720               17,365           15,936
06/30/2004                     15,432               16,941           15,406
09/30/2004                     15,954               17,483           15,911
12/31/2004                     16,839               17,650           17,264
03/31/2005                     16,646               17,565           16,819
06/30/2005                     17,215               18,093           16,578
09/30/2005                     17,512               17,971           16,392
12/31/2005                     17,539               18,078           16,077
03/31/2006                     17,805               17,961           16,012
06/30/2006                     17,517               17,948           16,519
09/30/2006                     18,173               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year  -1.60%     5-Year  8.50%     10-Year  6.16%


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class C)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class C)           Bond Index        Bond Index

09/30/1996                     10,000               10,000           10,000
12/31/1996                     10,371               10,300           10,238
03/31/1997                     10,328               10,242            9,814
06/30/1997                     10,704               10,619           10,112
09/30/1997                     11,067               10,971           10,241
12/31/1997                     11,132               11,294           10,262
03/31/1998                     11,409               11,470           10,342
06/30/1998                     11,462               11,738           10,548
09/30/1998                     11,073               12,234           11,426
12/31/1998                     11,233               12,275           11,832
03/31/1999                     11,297               12,215           11,376
06/30/1999                     11,313               12,107           10,984
09/30/1999                     11,286               12,189           11,481
12/31/1999                     11,626               12,175           11,328
03/31/2000                     11,761               12,443           11,347
06/30/2000                     11,832               12,660           11,331
09/30/2000                     11,894               13,041           11,033
12/31/2000                     11,796               13,590           11,508
03/31/2001                     11,984               14,002           11,157
06/30/2001                     11,863               14,081           10,983
09/30/2001                     11,592               14,731           11,768
12/31/2001                     12,122               14,738           11,394
03/31/2002                     12,270               14,751           11,210
06/30/2002                     12,242               15,296           12,516
09/30/2002                     12,305               15,997           13,000
12/31/2002                     12,825               16,249           13,615
03/31/2003                     13,327               16,475           14,038
06/30/2003                     14,174               16,887           14,583
09/30/2003                     14,575               16,863           14,870
12/31/2003                     15,234               16,916           15,645
03/31/2004                     15,561               17,365           15,936
06/30/2004                     15,247               16,941           15,406
09/30/2004                     15,734               17,483           15,911
12/31/2004                     16,578               17,650           17,264
03/31/2005                     16,357               17,565           16,819
06/30/2005                     16,886               18,093           16,578
09/30/2005                     17,144               17,971           16,392
12/31/2005                     17,137               18,078           16,077
03/31/2006                     17,364               17,961           16,012
06/30/2006                     17,090               17,948           16,519
09/30/2006                     17,697               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year  2.26%     5-Year  8.83%     10-Year  5.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class N)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class N)           Bond Index        Bond Index

03/01/2001                     10,000               10,000           10,000
03/31/2001                      9,799               10,050            9,712
06/30/2001                      9,717               10,107            9,560
09/30/2001                      9,539               10,573           10,244
12/31/2001                      9,988               10,578            9,917
03/31/2002                     10,122               10,588            9,757
06/30/2002                     10,112               10,979           10,894
09/30/2002                     10,177               11,482           11,316
12/31/2002                     10,617               11,663           11,851
03/31/2003                     11,044               11,825           12,219
06/30/2003                     11,753               12,121           12,693
09/30/2003                     12,092               12,103           12,944
12/31/2003                     12,648               12,141           13,618
03/31/2004                     12,929               12,464           13,872
06/30/2004                     12,678               12,159           13,410
09/30/2004                     13,094               12,548           13,850
12/31/2004                     13,806               12,668           15,027
03/31/2005                     13,632               12,607           14,640
06/30/2005                     14,080               12,986           14,430
09/30/2005                     14,307               12,899           14,268
12/31/2005                     14,315               12,976           13,994
03/31/2006                     14,552               12,892           13,937
06/30/2006                     14,302               12,882           14,379
09/30/2006                     14,822               13,372           14,587

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year  2.63%     5-Year  9.22%     Since Inception (3/1/01)  7.31%


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class Y)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class Y)           Bond Index        Bond Index

01/26/1998                     10,000               10,000           10,000
03/31/1998                     10,181               10,027            9,981
06/30/1998                     10,257               10,261           10,180
09/30/1998                      9,936               10,695           11,028
12/31/1998                     10,108               10,731           11,420
03/31/1999                     10,194               10,678           10,979
06/30/1999                     10,237               10,584           10,600
09/30/1999                     10,241               10,656           11,081
12/31/1999                     10,579               10,643           10,932
03/31/2000                     10,732               10,878           10,951
06/30/2000                     10,826               11,067           10,935
09/30/2000                     10,912               11,401           10,648
12/31/2000                     10,850               11,880           11,106
03/31/2001                     11,049               12,241           10,768
06/30/2001                     10,965               12,310           10,599
09/30/2001                     10,740               12,877           11,358
12/31/2001                     11,256               12,883           10,996
03/31/2002                     11,419               12,895           10,819
06/30/2002                     11,416               13,372           12,079
09/30/2002                     11,498               13,984           12,546
12/31/2002                     12,021               14,204           13,140
03/31/2003                     12,496               14,402           13,548
06/30/2003                     13,317               14,762           14,074
09/30/2003                     13,721               14,741           14,351
12/31/2003                     14,369               14,787           15,099
03/31/2004                     14,706               15,181           15,380
06/30/2004                     14,437               14,810           14,869
09/30/2004                     14,927               15,283           15,356
12/31/2004                     15,760               15,429           16,662
03/31/2005                     15,590               15,355           16,232
06/30/2005                     16,131               15,817           16,000
09/30/2005                     16,379               15,710           15,820
12/31/2005                     16,454               15,804           15,717
03/31/2006                     16,718               15,701           15,453
06/30/2006                     16,460               15,689           15,943
09/30/2006                     17,093               16,287           16,173

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year  4.35%     5-Year  9.74%     Since Inception (1/26/98)  6.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (4/1/06)         (9/30/06)       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,020.70       $4.67
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.46        4.67
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,016.70        8.68
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,016.50        8.68
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,019.20        8.54
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.65        8.53
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,018.60        6.70
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,018.45        6.70
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,022.40        2.84
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,022.26        2.84

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.92%
---------------------------------
Class B                 1.71
---------------------------------
Class C                 1.68
---------------------------------
Class N                 1.32
---------------------------------
Class Y                 0.56

--------------------------------------------------------------------------------


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.51%, 11/25/35 1                                                     $       2,450,000   $     2,452,626
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.39%, 4/20/08 1                                                                1,450,000         1,451,109
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1                                                                9,060,000         9,100,706
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.43%, 9/25/36 1                                                               2,090,000         2,090,000
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.43%, 5/26/36 1                                                               3,665,000         3,667,294
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                                    675,171           674,954
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                                   4,070,000         4,070,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                          4,920,000         4,850,863
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                         1,463,649         1,463,742
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C, Asset-Backed Certificates,
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                                   419,897           418,623
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                                 2,155,677         2,146,737
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 1                                                                 250,000           250,274
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.43%, 5/16/36 1                                                                4,590,000         4,592,873
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                    1,059,858         1,058,970
------------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                              5,076,405         4,928,018
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                               5,742,413         5,691,594
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                   15,441,000        15,675,358
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                               358,234           357,189
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 5.484%, 2/25/36 1                                                              3,558,808         3,561,698
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                             1,720,000         1,717,335
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset Backed Certificates,
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                                                              2,562,754         2,565,859
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             1,150,000         1,147,907


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                           $         741,690   $       741,917
Series 2006-C, Cl. A2, 5.33%, 5/8/09 3                                                                  7,100,000         7,099,645
------------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations,
Series1A, Cl. C2, 11.96%, 4/15/11 4,5,15                                                               15,000,000             1,500
------------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 5                                                                3,083,887           510,769
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 4,5,15                                                                    2,275,079            22,751
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1                                               7,200,000         7,207,662
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                                                2,374,859         2,376,511
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                                                1,850,000         1,851,158
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                               3,620,000         3,622,264
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,702,984         2,683,117
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,5                                                      6,523,018            97,845
------------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                        4,814,000         4,289,866
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                    5,214,000         1,156,802
------------------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                                   5,160,193         5,152,967
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-3, Cl. A2, 3.73%, 10/18/07 5                                                                1,305,431         1,304,173
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.59%, 1/20/35 1                                                   2,565,543         2,569,540
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                               3,245,583         3,236,647
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                2,557,223         2,545,710
------------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations,
Series 2A, Cl. C1, 0.307%, 3/24/14 1,5                                                                  3,433,919           137,357
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.43%, 9/29/36 1                                                5,330,000         5,330,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.59%, 7/25/35 1                                                             2,230,000         2,235,127
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 5                                                              4,420,411           928,286


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                           $       4,583,384   $     4,573,876
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                     359,922           359,967
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.43%, 7/1/36 1                                                                 6,040,000         6,043,780
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                                  852,059           848,023
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                                   898,899           893,063
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                 1,670,000         1,654,767
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                   1,810,000         1,808,909
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28                                                                3,393,424         3,364,886
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36 1                                                               2,248,858         2,250,269
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.428%, 9/25/36 1                                                4,510,000         4,509,161
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.39%, 4/25/36 1                                                                 2,483,764         2,485,475
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                  136,436           135,787
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                3,793,349         3,781,362
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.424%, 7/25/36 1                              3,600,000         3,602,251
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $199,814,969)                                                                       165,346,919

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                                4,599,837         4,627,190
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    5,070,000         4,960,808
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                  3,549,024         3,609,285
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  3,313,443         3,341,402
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                                 445,411           444,875
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.20%, 6/22/24 6                                           6,736,843           257,036
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multi-Class Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.43%, 8/25/08 1                                                                3,768,385         3,772,165


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                          $       1,311,000   $     1,309,532
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 7,915,636         7,999,740
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 1,732,811         1,769,553
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                7,315,671         7,309,386
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO:
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                 2,365,198         2,373,103
Series 2006-AB4, Cl. A1A, 6.005%, 6/25/08                                                               7,520,000         7,525,875
------------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.543%, 10/15/30 1,5                                                        36,400,000        10,920,000
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                     2,453,592         2,533,242
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                           6,107,550         5,899,495
5%, 10/1/36                                                                                            17,996,000        17,309,903
6%, 4/1/17-9/1/24                                                                                      26,308,932        26,682,938
6.50%, 4/1/18-8/1/32                                                                                   14,311,669        14,640,092
7%, 8/1/21-10/1/31                                                                                      6,796,664         7,005,349
7.50%, 2/1/32-4/1/36                                                                                   10,589,431        11,007,495
8.50%, 8/1/31                                                                                             717,091           769,579
10%, 4/1/20-5/1/20                                                                                        198,147           219,456
10.50%, 5/1/20                                                                                            295,302           330,723
11.50%, 10/1/16                                                                                           222,587           241,408
12%, 5/1/10-6/1/17                                                                                        706,487           770,305
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                                       1,811,760         1,840,326
Series 3057, Cl. LG, 5%, 10/15/35                                                                       5,000,000         4,672,932
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                     8,122,000         8,129,895
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                    19,202,109        19,254,942
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                                                   2,338,201         2,344,981
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                     9,528,668         9,709,957
Series 2002-66, Cl. FG, 6.33%, 9/25/32 1                                                                8,892,727         9,047,178
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                     1,989,442         2,030,694
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      1,288,332         1,316,837
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                      4,994,385         5,148,959
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     1,434,006         1,471,726
Series 2387, Cl. PD, 6%, 4/15/30                                                                          968,030           969,194
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                                                     840,263           849,026
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                                                   1,074,995         1,079,569
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                                                     842,687           851,893


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             $       1,459,863   $     1,458,415
Series 2939, Cl. PE, 5%, 2/15/35                                                                       11,489,000        10,773,811
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.667%, 7/1/26 6                                                                   3,356,432           747,036
Series 183, Cl. IO, 8.234%, 4/1/27 6                                                                    1,349,217           293,166
Series 192, Cl. IO, 13.941%, 2/1/28 6                                                                     590,751           125,938
Series 200, Cl. IO, 13.272%, 1/1/29 6                                                                     713,211           156,137
Series 203, Cl. IO, 3.706%, 6/1/29 6                                                                    2,528,921           548,865
Series 204, Cl. IO, (6.142)%, 5/1/29 6                                                                    207,878            45,763
Series 205, Cl. IO, 10.148%, 9/1/29 6                                                                   3,216,207           715,616
Series 206, Cl. IO, (13.726)%, 12/1/29 6                                                                1,110,456           258,545
Series 207, Cl. IO, (16.958)%, 4/1/30 6                                                                 1,256,119           281,834
Series 2074, Cl. S, 0.394%, 7/17/28 6                                                                     776,505            73,961
Series 2079, Cl. S, (0.624)%, 7/17/28 6                                                                 1,222,768           121,739
Series 208, Cl. IO, (2.557)%, 6/1/30 6                                                                  2,217,363           480,353
Series 212, Cl. IO, 5.047%, 5/1/31 6                                                                    5,061,704         1,108,318
Series 214, Cl. IO, (8.788)%, 6/1/31 6                                                                  1,207,038           268,231
Series 2003-13, Cl. I O, 9.767%, 3/25/33 6                                                              6,057,153         1,334,273
Series 2003-26, Cl. I O, 10.614%, 4/25/33 6                                                             4,826,175         1,061,575
Series 2003-118, Cl. S, 10.01%, 12/25/33 6                                                              9,919,651         1,091,133
Series 2005-87, Cl. SG, 10.772%, 10/25/35 6                                                            17,490,125         1,012,771
Series 2526, Cl. SE, 2.072%, 6/15/29 6                                                                  1,920,308           100,569
Series 2819, Cl. S, 0.785%, 6/15/34 6                                                                  17,324,305         1,242,080
Series 2920, Cl. S, (0.487)%, 1/15/35 6                                                                10,196,523           491,200
Series 3000, Cl. SE, (4.389)%, 7/15/25 6                                                               12,554,617           480,052
Series 3004, Cl. SB, 8.215%, 7/15/35 6                                                                 19,212,358           562,661
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                           2,872,913         2,776,667
4.50%, 10/1/21 3                                                                                       26,741,000        25,805,065
5%, 2/1/18-11/1/33                                                                                     71,692,437        69,822,672
5%, 10/1/21-10/1/36 3                                                                                  52,416,439        50,901,508
5.50%, 1/1/33-11/1/34                                                                                  84,309,976        83,325,551
5.50%, 10/1/21-10/1/36 3                                                                               77,891,000        76,986,168
6%, 7/1/24-5/1/33                                                                                      22,972,133        23,179,685
6%, 10/1/21-10/1/36 3                                                                                  29,043,000        29,453,486
6.50%, 6/1/17-9/1/32                                                                                   42,801,200        43,811,048
6.50%, 10/1/36 3                                                                                       20,373,000        20,748,637
7%, 11/1/17-9/1/34                                                                                     29,854,743        30,813,714
7.50%, 6/1/10-1/1/33                                                                                   16,574,874        17,211,627
8.50%, 7/1/32                                                                                             114,538           123,336
9.50%, 4/1/20-3/15/21                                                                                     191,897           209,398
11%, 10/15/15-2/1/26                                                                                      462,240           511,909


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
13%, 6/1/15                                                                                     $         102,012   $       114,242
15%, 4/15/13                                                                                              401,873           458,351
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, (1.986)%, 12/25/41 6                                                          182,967,069         2,695,507
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T3, Cl. IO, 12.136%, 11/25/40 6                                                             21,000,954           397,743
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 8.085%, 7/25/41 6                                                               35,048,276           651,386
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                         230,489           236,117
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                      2,627,896         2,783,616
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                  2,965,865         3,062,205
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        484,352           485,455
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    214,810           219,252
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        739,308           740,685
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        306,162           306,024
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        128,033           127,766
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                       5,174,162         5,252,948
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                      2,646,745         2,685,176
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                   6,057,949         6,236,461
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                                                1,216,230         1,226,463
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                   4,963,000         4,897,198
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  12,066,000        11,879,574
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   5,467,000         5,421,052
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      4,650,000         4,551,334
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                                                               1,082,074         1,087,949
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     4,201,000         4,107,038
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                   2,865,000         2,801,873
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                   3,510,000         3,256,821
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                 2,910,000         2,815,628
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  9,270,000         9,301,734
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                                                                4,352,129         4,243,130
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                                                                5,043,548         4,880,712
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                                                                  915,041           896,965
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  12,594,804        12,619,981
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.899%, 4/25/32 6                                                                1,008,490            72,327
Trust 2002-38, Cl. SO, (3.515)%, 4/25/32 6                                                                897,537            53,146
Trust 2002-39, Cl. SD, (1.665)%, 3/18/32 6                                                              1,470,717           110,605
Trust 2002-48, Cl. S, 1.226%, 7/25/32 6                                                                 1,617,186           124,943
Trust 2002-52, Cl. SL, 1.23%, 9/25/32 6                                                                   959,728            76,547
Trust 2002-53, Cl. SK, (1.213)%, 4/25/32 6                                                                917,065            78,398


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN, 2.237%, 7/25/32 6                                                        $       2,217,399   $       175,501
Trust 2002-77, Cl. IS, 1.501%, 12/18/32 6                                                               1,529,137           122,020
Trust 2006-34, Cl. SK, 13.241%, 5/25/36 6                                                              16,897,259         1,276,444
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 12.052%, 5/1/23 6                                                                     1,238,495           284,508
Trust 240, Cl. 2, 20.817%, 9/1/23 6                                                                     2,004,394           446,103
Trust 247, Cl. 2, 13.627%, 10/1/23 6                                                                      251,048            59,994
Trust 301, Cl. 2, 6.416%, 4/1/29 6                                                                      1,968,421           421,809
Trust 303, Cl. IO, 11.777%, 11/1/29 6                                                                   1,189,618           278,272
Trust 313, Cl. 2, (6.97)%, 6/1/31 6                                                                     7,130,917         1,615,404
Trust 319, Cl. 2, 12.061%, 2/1/32 6                                                                        53,279            12,263
Trust 321, Cl. 2, 9.57%, 4/1/32 6                                                                       9,524,512         2,195,201
Trust 324, Cl. 2, 5.939%, 7/1/32 6                                                                      6,954,821         1,580,873
Trust 329, Cl. 2, 9.451%, 1/1/33 6                                                                     14,965,828         3,593,266
Trust 334, Cl. 12, 5.349%, 2/1/33 6                                                                     9,853,872         2,100,310
Trust 340, Cl. 2, 8.005%, 9/1/33 6                                                                      4,852,457         1,188,985
Trust 344, Cl. 2, 7.65%, 12/1/33 6                                                                      3,909,569           905,245
Trust 2001-61, Cl. SH, 8.995%, 11/18/31 6                                                               5,943,121           559,775
Trust 2001-63, Cl. SD, 2.209%, 12/18/31 6                                                                  77,847             7,445
Trust 2001-68, Cl. SC, 2.546%, 11/25/31 6                                                                  54,929             4,809
Trust 2001-81, Cl. S, 2.648%, 1/25/32 6                                                                 1,449,081           109,190
Trust 2002-9, Cl. MS, 1.19%, 3/25/32 6                                                                  1,881,042           150,756
Trust 2002-65, Cl. SC, (3.835)%, 6/25/26 6                                                              2,886,056           186,990
Trust 2002-77, Cl. SH, 2.876%, 12/18/32 6                                                               1,704,584           162,673
Trust 2003-4, Cl. S, 9.966%, 2/25/33 6                                                                  3,143,628           357,303
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 6                                                               6,025,517           705,289
Trust 2005-40, Cl. SA, (2.733)%, 5/25/35 6                                                             15,586,621           787,282
Trust 2005-40, Cl. SB, 0.265%, 5/25/35 6                                                                6,982,455           301,101
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 6                                                                7,986,842           456,463
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 6                                                               8,478,579           661,211
Trust 2006-75, Cl. SA, 8.486%, 8/25/36 6                                                                5,292,362           244,235
Trust 2682, Cl. TQ, 14.208%, 10/15/33 6                                                                 6,733,138           416,234
Trust 2981, Cl. BS, 14.201%, 5/15/35 6                                                                 12,913,052           596,964
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 340, Cl. 1, 5.181%, 9/1/33 7                                                            4,852,457         3,516,105
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                                   2,491,609         2,486,640
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 2,940,000         2,912,854


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                         $       1,103,370   $     1,111,664
Series 1998-C1, Cl. F, 7.185%, 5/15/30 1                                                                2,000,000         2,115,158
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                                                           11,879            11,981
7%, 1/15/28-1/20/30                                                                                     2,806,146         2,897,033
8%, 1/15/28-9/15/28                                                                                     1,226,126         1,300,394
11%, 10/20/19                                                                                              29,778            32,847
12%, 11/20/13-9/20/15                                                                                      44,616            49,934
12.50%, 12/15/13-11/15/15                                                                               1,741,367         1,936,383
13%, 10/15/15                                                                                           2,658,467         2,974,165
13.50%, 6/15/15                                                                                         3,571,550         4,023,524
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                     9,575,873        10,278,147
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                       5,951,450         6,353,483
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, (1.078)%, 3/16/28 6                                                              1,522,286           134,227
Series 1998-19, Cl. SB, (0.434)%, 7/16/28 6                                                             2,470,926           242,921
Series 2006-47, Cl. SA, 16.226%, 8/16/36 6                                                              5,468,503           327,374
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                3,260,000         3,186,904
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                3,310,000         3,306,528
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   10,200,699        10,810,782
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.731%, 2/25/32 1                                                              7,399,705         7,496,952
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               1,220,000         1,196,804
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               4,310,000         4,251,593
------------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                    8,115,000         8,642,480
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                  9,627,000        10,405,758
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 3,520,000         3,495,636
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 5                                                                 519,449           379,198
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                2,738,935         2,720,036


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            $       5,045,368   $     5,019,503
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                 3,055,589         3,036,475
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                  13,823,000        11,996,588
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                                  9,627,000        10,052,786
------------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 4,5,15                                                                     624,465                --
Series 1992-2, Cl. B3, 10.324%, 4/15/09 1,5                                                               135,251                42
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                           380,000           408,271
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                  8,890,000         8,894,167
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-BackedPass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   8,743,213         8,737,324
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                                   8,007,405         7,999,272
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                      598,566           601,848
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                                 455,022           464,780
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                    2,407,000         2,418,026
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 4.286%, 9/15/22 6                                                               18,392,200           449,268
Series 1995-2B, Cl. 2IO, 8.288%, 6/15/25 6                                                              1,326,631            31,006
Series 1995-3, Cl. 1IO, (6.974)%, 9/15/25 6                                                            42,214,929           374,940
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   5,800,000         5,736,569
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                                              2,194,521         2,188,420
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.58%, 7/25/45 1                                                             2,883,587         2,892,126
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg.
Pass-Through Certificates, Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                                     255,388           254,588
                                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $1,030,340,562)                                                               1,009,936,331

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.5%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9                                                             61,690,000        58,586,253
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 9                                                    150,000           147,444


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 9                                                                               $       3,100,000   $     3,019,115
5.25%, 7/18/11                                                                                         80,930,000        82,152,286
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                               335,000           333,260
4.25%, 7/15/07 9                                                                                          505,000           501,355
4.75%, 12/15/10 9                                                                                      15,620,000        15,544,290
6%, 5/15/11 9                                                                                          22,400,000        23,423,814
6%, 5/15/08 9,10                                                                                       15,044,000        15,281,274
6.625%, 9/15/09 10                                                                                     32,926,000        34,481,227
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.132%, 1/15/21 8,9                                                                                    51,220,000        25,224,621
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.02%, 11/9/06 9,11,12                                                           293,925,000       292,367,369
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 9                                                                                          415,000           397,784
5.25%, 2/15/29 9                                                                                       40,170,000        42,489,215
5.50%, 8/15/28 9,10                                                                                       152,000           165,680
7.25%, 5/15/16 9,10                                                                                     2,734,000         3,277,598
STRIPS, 4.941%, 2/15/16 8,10                                                                           23,586,000        15,248,302
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 9                                                                                      29,711,000        29,752,803
5.125%, 6/30/11 9                                                                                      13,327,000        13,625,298
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $652,810,286)                                                                   656,018,988

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--23.0%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
2%, 9/30/14 5 [ARP]                                                                                    13,011,900         4,267,253
5.589%, 8/3/12 1                                                                                       48,514,501        44,802,964
Series V, 7%, 3/28/11                                                                                  52,430,000        49,587,122
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 4,5 [ARP]                                                                             208,251            90,145
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 5 [ARP]                                                    17,611,439         8,500,019
                                                                                                                    ----------------
                                                                                                                        107,247,503

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.8%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                            70,980,000        54,276,524
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                                9,450,000        14,120,896
------------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.192%, 12/14/06 8 [EUR]                                          22,950,000        28,918,176
                                                                                                                    ----------------
                                                                                                                         43,039,072


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                                     $      26,600,000   $    29,286,600
8.75%, 2/4/25                                                                                          32,645,000        38,961,808
8.875%, 10/14/19                                                                                       25,985,000        30,883,173
10.50%, 7/14/14                                                                                        24,810,000        31,235,790
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                       7,950,000         8,733,075
                                                                                                                    ----------------
                                                                                                                        139,100,446

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                          7,080,000         8,363,250
8.25%, 1/15/15 2                                                                                        6,790,000         8,020,688
                                                                                                                    ----------------
                                                                                                                         16,383,938

------------------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                                          65,285,000        58,651,659
------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                        27,157,000        27,564,355
10.75%, 1/15/13                                                                                         8,000,000         9,808,000
12%, 10/22/15 [COP]                                                                                49,296,000,000        23,498,351
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                                  23,854,260,000        10,633,740
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                                   22,580,000        24,950,900
                                                                                                                    ----------------
                                                                                                                         96,455,346

------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                     21,445,000         3,700,451
4%, 11/15/15 [DKK]                                                                                     15,950,000         2,775,045
7%, 11/10/24 [DKK]                                                                                      5,820,000         1,385,552
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                           23,020,000         3,940,710
                                                                                                                    ----------------
                                                                                                                         11,801,758

------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                                      1,876,658         2,026,791
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                                       4,802,000         5,270,195
7.65%, 6/15/35 2                                                                                        4,735,000         5,101,963
                                                                                                                    ----------------
                                                                                                                         10,372,158

------------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.9%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                     59,985,000        73,217,511


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FRANCE Continued
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                                                      25,690,000   $    33,269,855
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.195%, 12/14/06 8 [EUR]                                        18,630,000        23,472,652
                                                                                                                    ----------------
                                                                                                                        129,960,018

------------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                                       36,260,000        47,119,930
------------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0906, 3.359%, 3/14/07 8 [EUR]                                                                   62,930,000        78,613,623
                                                                                                                    ----------------
                                                                                                                        125,733,553

------------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                       21,830,000        28,889,504
------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                       2,972,000         3,514,390
10.25%, 11/8/11                                                                                         1,205,000         1,424,913
                                                                                                                    ----------------
                                                                                                                          4,939,303

------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                                        2,670,000         2,730,075
7.25%, 4/20/15 2                                                                                        4,450,000         4,689,188
------------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                                  6,210,000         7,288,988
                                                                                                                    ----------------
                                                                                                                         14,708,251

------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                            101,230,000        25,226,569
------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.5%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 3.40%, 7/1/09 1 [EUR]                     40,215,000        51,219,165
------------------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                                                    42,280,000        54,835,703
                                                                                                                    ----------------
                                                                                                                        106,054,868

------------------------------------------------------------------------------------------------------------------------------------
JAPAN--1.0%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                            2,523,000,000        21,296,256
Series 7, 0.80%, 3/10/16 [JPY]                                                                      5,368,056,000        44,469,090
                                                                                                                    ----------------
                                                                                                                         65,765,346


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 5 [MYR]                             57,058,000   $    17,173,097
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                      26,605,000         7,246,400
                                                                                                                    ----------------
                                                                                                                         24,419,497

------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.9%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 1,5                                                          1,500,000         1,545,938
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                          35,543,000        41,087,708
8.30%, 8/15/31                                                                                          2,000,000         2,499,000
11.375%, 9/15/16                                                                                           45,000            64,688
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                                             18,630,000        20,493,000
                                                                                                                    ----------------
                                                                                                                         65,690,334

------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20 5                                        3,585,000         3,578,278
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                2,312,295         2,182,603
                                                                                                                    ----------------
                                                                                                                          5,760,881

------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         39,951,000        39,751,245
9.375%, 4/1/29                                                                                          5,500,000         7,122,500
                                                                                                                    ----------------
                                                                                                                         46,873,745

------------------------------------------------------------------------------------------------------------------------------------
PERU--1.6%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                          7,075,000         7,577,325
7.84%, 8/12/20 [PEN]                                                                                  102,295,000        33,409,443
8.20%, 8/12/26 5 [PEN]                                                                                 10,835,000         3,609,333
8.375%, 5/3/16                                                                                          3,210,000         3,715,575
9.91%, 5/5/15 [PEN]                                                                                    63,042,000        23,268,520
Series 7, 8.60%, 8/12/17 [PEN]                                                                         24,020,000         8,284,554
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                      10,583,000         4,060,056
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                                 1,064,000         1,053,360
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 8                                                         24,145,946        13,542,254
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                                11,120,000        13,677,600
                                                                                                                    ----------------
                                                                                                                        112,198,020


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--1.3%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                                     $      38,400,000   $    42,336,000
8.375%, 2/15/11                                                                                         5,050,000         5,454,000
9.50%, 2/2/30                                                                                           9,510,000        11,744,850
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                             27,181,000        28,506,074
                                                                                                                    ----------------
                                                                                                                         88,040,924

------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 8 [PLZ]                                                                 36,350,000        11,172,606
Series DS1013, 5%, 10/24/13 [PLZ]                                                                      37,200,000        11,744,493
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                     8,540,000         2,744,177
Series 0511, 4.25%, 5/24/11 [PLZ]                                                                      77,135,000        23,499,001
                                                                                                                    ----------------
                                                                                                                         49,160,277

------------------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.0%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                                              3,560,000         3,198,019
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                                 7,900,000         7,781,500
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                          9,675,000         9,771,750
9.50%, 1/15/14                                                                                          6,050,000         6,912,125
11%, 1/14/13                                                                                            2,590,000         3,128,979
                                                                                                                    ----------------
                                                                                                                         27,594,354

------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                       13,585,000        25,461,224
6%, 12/7/28 [GBP]                                                                                      17,815,000        41,618,033
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                         13,870,000        25,488,712
                                                                                                                    ----------------
                                                                                                                         92,567,969

------------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                                   4,835,000         4,847,088
------------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                     222,660,000         9,560,630
8%, 11/18/22                                                                                           23,935,000        25,371,100
                                                                                                                    ----------------
                                                                                                                         39,778,818
                                                                                                                    ----------------
Total Foreign Government Obligations (Cost $1,557,044,880)                                                            1,595,915,445


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.9%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                                               $       2,729,000   $     2,729,000
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                    6,631,000         6,481,803
9% Sr. Unsec. Nts., 7/1/15                                                                              6,000,000         6,120,000
------------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13 5                             1,000,000           945,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                               3,777,000         3,673,133
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                   4,051,000         4,020,618
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                 3,084,000         3,361,560
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                  1,700,000         1,691,500
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                             3,975,000         3,577,500
8.25% Sr. Unsec. Nts., 8/1/10                                                                           6,600,000         6,468,000
                                                                                                                    ----------------
                                                                                                                         39,068,114

------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                                    2,700,000         2,099,250
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                                    5,400,000         5,182,753
5.80% Sr. Unsec. Nts., 1/12/09                                                                            800,000           762,008
7.375% Nts., 10/28/09                                                                                  18,550,000        18,039,059
7.375% Unsec. Nts., 2/1/11                                                                              1,950,000         1,873,359
9.957% Nts., 4/15/12 1                                                                                  9,615,000        10,074,059
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                                   15,360,000        15,294,413
7.25% Nts., 3/2/11                                                                                      3,500,000         3,523,289
8% Bonds, 11/1/31                                                                                      10,590,000        11,103,318
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                                     4,000,000         3,705,000
8.375% Sr. Unsec. Debs., 7/15/33                                                                        1,400,000         1,218,000
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                                 940,000           989,350
10.50% Sr. Sub. Nts., 1/1/16 2                                                                          4,255,000         4,701,775
                                                                                                                    ----------------
                                                                                                                         78,565,633

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                             2,825,000         2,867,375
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp.,
10.25% Sr. Sub. Nts., 6/1/16 2                                                                          3,345,000         3,436,988


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                                                                     $       1,900,000   $     1,938,000
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                           4,101,000         4,300,924
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                         4,566,000         4,817,130
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                              4,895,000         4,723,675
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                                      2,391,000         2,522,505
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                                     4,600,000         4,197,500
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                    700,000           672,875
8% Sr. Nts., 11/15/13                                                                                   1,900,000         1,942,750
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                                    4,915,000         5,209,900
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                        3,382,000         3,648,333
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                         2,022,000         1,931,010
9% Sr. Sub. Nts., 3/15/12                                                                               7,132,000         7,479,685
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                           3,370,000         3,618,538
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                           5,121,000         5,313,038
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                           3,200,000         3,160,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                     6,110,000         6,400,531
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                      1,200,000         1,234,500
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                    1,670,000         1,640,775
6.375% Sr. Sub. Nts., 7/15/09                                                                           3,327,000         3,318,683
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                    2,330,000         2,283,400
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                      900,000           900,000
8% Sr. Sub. Nts., 4/1/12                                                                                2,950,000         3,068,000
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                             1,000,000           972,500
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                           8,839,000         9,236,755
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          1,665,000         1,629,619
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                       6,950,000         7,071,625
------------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                                   2,265,000         2,426,381
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 4,5,15                                                      10,800,000                --
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                          3,226,000         3,105,025
9.625% Sr. Nts., 6/1/14                                                                                 1,368,000         1,224,360
9.75% Sr. Nts., 4/15/13                                                                                 1,050,000           950,250
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                     10,325,000         9,718,406
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                     1,580,000         1,489,150
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                              8,600,000         8,266,750
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                       3,858,000         4,176,285


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                $       1,500,000   $     1,473,750
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                  10,403,000        10,142,925
                                                                                                                    ----------------
                                                                                                                        136,205,533

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                        6,554,000         6,554,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                         2,738,000         3,010,792
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                            2,803,000         2,760,955
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                          2,474,000         2,547,898
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                     1,200,000         1,231,500
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                        1,971,000         2,020,275
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                    2,025,000         1,964,250
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                                1,925,000         1,977,938
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                     3,570,000         3,213,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                       3,521,000         3,256,925
                                                                                                                    ----------------
                                                                                                                         28,537,533

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                  3,450,000         3,415,500
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                               1,955,000         1,925,675
                                                                                                                    ----------------
                                                                                                                          5,341,175

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,15                                                                     1,400,000           857,500
8.125% Sr. Nts., Series B, 7/15/03 4,15                                                                 2,325,000         1,447,313
8.375% Sr. Nts., Series B, 2/1/08 4,15                                                                  4,236,000         2,636,910
9.25% Sr. Unsec. Nts., Series B, 10/1/02 4,15                                                           6,065,000         3,760,300
9.875% Sr. Nts., Series B, 3/1/07 4,15                                                                  1,800,000         1,120,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,15                                                                 800,000           522,000
10.875% Sr. Unsec. Nts., 10/1/10 4,15                                                                     200,000           124,500
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                     4,246,000         4,299,075
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                         1,550,000         1,464,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                                      3,409,000         3,421,784
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                      975,000           860,438
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                           3,750,000         3,506,250
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                                  2,290,000         2,244,200


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                 $       1,300,000   $     1,332,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                               3,830,000         3,906,600
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                                       20,029,000        20,454,616
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                                     2,229,000         2,323,733
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                                              7,129,000         5,721,023
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 2                                                                               2,950,000         2,953,688
7.625% Sr. Unsec. Debs., 7/15/18                                                                          900,000           925,875
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                         6,419,000         6,619,594
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                                                        4,240,000         4,489,100
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                 2,509,000         2,603,088
9.875% Sr. Sub. Nts., 8/15/13                                                                           4,431,000         4,807,635
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                                                                    3,600,000         3,051,000
8% Unsec. Nts., 11/15/13                                                                               14,633,000        14,596,418
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,700,000         2,551,500
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                         6,188,000         5,901,805
7% Sr. Nts., 10/1/13 2,3                                                                                2,150,000         2,112,375
7.125% Sr. Nts., 2/1/16 2                                                                               2,200,000         2,136,750
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                               3,296,000         3,308,360
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                                                                     1,925,000         1,888,906
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                                  648,000           602,640
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                    4,023,000         3,877,166
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                      1,800,000         1,820,250
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                      3,233,000         3,030,938
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 13                                               7,400,000         5,698,000
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 2,3                                                    4,910,000         4,903,863
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                                                                                1,895,000         1,892,631
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                     4,855,000         4,988,513
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                            1,900,000         1,686,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                    4,775,000         4,440,750
------------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 2,13                                                              5,360,000         3,169,100
10% Sr. Nts., 8/1/14 2                                                                                  7,265,000         7,546,519


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                         $       1,475,000   $     1,530,313
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr. Sec. Nts., 1/15/13 1,5                                         4,225,000         4,277,813
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                    5,317,000         4,851,763
8.875% Sr. Unsec. Nts., 5/15/11                                                                         1,718,000         1,687,935
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                                 1,600,000         1,548,000
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                             10,815,000         9,922,763
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                             10,155,000         9,317,213
6.875% Sr. Nts., 1/15/13                                                                                6,800,000         6,239,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            11,110,000        11,193,325
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                                     4,340,000         4,795,700
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                          2,992,000         3,070,540
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                                 1,999,000         2,148,925
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                  14,037,000        13,429,808
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                       11,275,000        11,486,406
8.75% Sr. Sub. Nts., 12/15/11                                                                           1,100,000         1,152,250
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                              800,000           786,000
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                             3,666,000         3,716,408
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                              3,100,000         3,131,000
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                      2,300,000         2,254,000
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 13                                                9,185,000         6,888,750
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.75% Sr. Nts., 5/1/14 2                                                        800,000           772,000
                                                                                                                    ----------------
                                                                                                                        265,806,618

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                      7,700,000         7,526,750
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                            6,770,000         7,226,975
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                  2,060,000         2,235,100
                                                                                                                    ----------------
                                                                                                                         16,988,825

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                                5,880,000         6,049,050
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                                    1,000,000           982,500
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                                3,327,000         3,119,063
------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 4,5,15                                                   4,300,000                --
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec. Nts., 1/15/14 1,2                                              4,635,000         4,495,950


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 5                                    $       3,851,000   $     4,082,060
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                       1,650,000         1,666,500
                                                                                                                    ----------------
                                                                                                                         20,395,123

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                                 5,830,000         6,194,375
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                                   3,888,000         4,053,240
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                                4,570,000         4,729,950
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                                                      1,650,000         1,691,250
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                       2,865,000         2,728,913
                                                                                                                    ----------------
                                                                                                                         19,397,728

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                  1,635,000         1,661,569
8.125% Sr. Sub. Nts., 1/15/12                                                                           2,025,000         2,103,469
                                                                                                                    ----------------
                                                                                                                          3,765,038

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                         6,697,000         6,479,348
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,5,15                                                      8,836,185                --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                            3,801,000         3,829,508
9.50% Sr. Sec. Nts., 2/15/11                                                                            3,225,000         3,349,969
                                                                                                                    ----------------
                                                                                                                         13,658,825

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                     1,325,000         1,285,250
8.625% Sr. Sub. Nts., 12/15/12                                                                          3,955,000         4,167,581
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                                 1,838,000         1,805,835
8.875% Sr. Unsec. Nts., 3/15/11                                                                           623,000           599,638
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                             3,500,000         3,176,250
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                    3,336,000         3,402,720
8% Sr. Nts., Series B, 10/15/09                                                                         1,300,000         1,365,000
------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                        4,351,000         8,594,832
                                                                                                                    ----------------
                                                                                                                         24,397,106


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                    $       2,000,000   $     1,925,000
------------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                                   1,460,000         1,569,500
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                              2,550,000         2,052,750
                                                                                                                    ----------------
                                                                                                                          5,547,250

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                              3,800,000         3,743,000
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                                3,092,000         3,223,410
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                     3,588,000         3,767,400
                                                                                                                    ----------------
                                                                                                                         10,733,810

------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 2                                                  8,170,000         8,448,009
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 2                                                 1,600,000         1,552,000
------------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 1                                                   1,829,000         1,922,736
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                           1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                            807,000           821,123
------------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                                                                   1,920,000         1,828,800
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                                            1,590,000         1,645,650
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                        3,281,000         3,322,013
                                                                                                                    ----------------
                                                                                                                         12,241,822

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                        3,281,000         3,166,165
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                            1,635,000         1,671,788
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,000,000         1,920,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                         6,473,000         6,359,723
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                              640,000           579,200
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                               6,345,000         6,154,650
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                         950,000           966,625
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                          6,140,000         6,400,950
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                              4,453,000         4,586,590
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                           9,966,000        10,240,065
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                                3,570,000         3,623,550
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                     900,000           909,000
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                     2,775,000         2,788,875


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 2                                               $      23,680,000   $    29,540,800
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                           1,535,000         1,596,400
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                                                     1,620,000         1,474,200
------------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                                 8,195,000         7,893,162
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                           3,600,000         3,541,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                                            640,000           633,600
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                         3,377,000         3,343,230
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                                     8,661,000         9,384,194
8.50% Unsub. Nts., 2/15/08                                                                              3,586,000         3,717,786
9.125% Unsec. Unsub. Nts., 10/13/10                                                                     7,746,000         8,691,012
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                                   27,864,373        27,468,671
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Sub. Nts., 5/1/13 2                                                      1,610,000         1,648,238
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                    5,314,000         5,792,249
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                               4,200,000         4,000,500
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                           2,465,000         2,354,075
7.50% Sr. Sub. Nts., 5/15/16                                                                            6,525,000         6,590,250
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                                     5,502,000         5,728,814
8% Sr. Unsub. Nts., 3/1/32                                                                              4,332,000         4,811,245
8.875% Sr. Nts., 3/15/10                                                                                2,599,000         2,738,475
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                    3,150,000         3,165,750
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                    1,000,000         1,017,500
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                        3,265,000         3,273,163
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                         1,925,000         2,040,500
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                            17,587,000        17,499,065
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                        12,126,000        12,831,685
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                                               2,450,000         2,373,438
6.625% Sr. Nts., 11/1/15 2                                                                              3,750,000         3,628,125
------------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Nts., 4/15/16 2                                         2,240,000         2,226,000
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                             2,000,000         1,970,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                        600,000           591,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                     9,762,000        10,054,860
7.625% Nts., 7/15/19                                                                                      600,000           627,000
8.75% Unsec. Nts., 3/15/32                                                                              3,825,000         4,207,500


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 5                                      $       1,100,000   $     1,094,500
                                                                                                                    ----------------
                                                                                                                        246,915,668

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 2                                                                         2,450,000         2,474,500
9.265% Sr. Sec. Nts., 9/15/14 1,2                                                                       2,450,000         2,474,500
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 5                                                                                       800,000           604,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                         1,956,000         2,009,790
8% Sr. Nts., 6/15/11                                                                                    2,710,000         2,818,400
                                                                                                                    ----------------
                                                                                                                         10,381,190

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                                    16,590,000        16,672,950
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 5                                                                4,012,000         4,312,900
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.751% Sr. Unsec. Nts., 7/8/09 8                                                                       16,420,000         9,852,000
11.601% Sr. Unsec. Nts., 1/12/10 8                                                                     21,550,000        10,947,400
12.278% Sr. Unsec. Nts., 3/9/09 8                                                                      16,420,000         9,342,980
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                             7,210,000         3,140,527
7.889% Nts., 1/25/12 1 [COP]                                                                        7,054,142,895         3,140,448
------------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 5                                           12,565,000        12,879,125
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,15                                    4,970,000                --
------------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                                 14,210,000        14,813,925
------------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.657% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,5                                                                 4,800,000         4,800,000
------------------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                                          18,020,000        18,185,063
------------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                              20,590,000        20,744,425
                                                                                                                    ----------------
                                                                                                                        128,831,743

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2,3                                                      615,000           625,763
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                                    503,000           471,563
------------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 5                                             10,758,721        10,489,753
------------------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                            4,153,000         4,526,770
------------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.64% Sec. Nts., Series 2005-93, 12/20/10 1,5                                             6,400,000         6,408,960


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                          $      12,520,000   $    12,213,260
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 13                                                   3,290,000         2,685,463
------------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                                          3,035,000         3,103,288
------------------------------------------------------------------------------------------------------------------------------------
Itabo Finance SA, 10.875% Nts., 10/5/13 2,3                                                             2,602,000         2,649,096
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                     3,075,000         2,921,250
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                                4,815,000         4,802,963
------------------------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd., Renaissance Consumer Finance Bank of Russia
Loan Participation Nts., 10.50%, 7/27/07 5 [RUR]                                                       83,000,000         3,102,159
------------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 5,13                                          14,015,000         4,905,250
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                          1,000,000         1,008,750
10.239% Sr. Unsec. Nts., 5/1/10 1                                                                       1,000,000         1,032,500
                                                                                                                    ----------------
                                                                                                                         60,321,025

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                             4,011,000         4,266,701
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                    3,825,000         3,729,375
------------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                           1,835,000         1,855,644
                                                                                                                    ----------------
                                                                                                                          9,851,720

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 5                                                  7,210,000         7,372,225
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 5                                         9,675,000        10,207,125
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 5                                                   5,054,000         5,344,605
                                                                                                                    ----------------
                                                                                                                         22,923,955

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                                          1,605,000         1,532,775
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                       2,000,000         1,980,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                     2,359,000         2,488,745
                                                                                                                    ----------------
                                                                                                                          4,468,745

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                    2,796,000         2,977,740
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                    3,231,000         3,105,799
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                         3,330,000         3,267,563
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                     5,260,000         5,194,250


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                    $       1,350,000   $     1,451,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                      1,929,000         2,032,684
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                            4,067,000         4,148,340
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 5 [DEM]                                   1,700,000         1,140,764
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Securities, 6/15/11 5                                                                                   2,888,000         2,978,250
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 5                                                  1,450,000         1,511,625
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                          4,007,000         3,400,941
6.375% Nts., 1/15/15                                                                                    6,048,000         4,898,880
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 2                                                           2,545,000         2,611,806
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                           1,295,000         1,265,863
6.875% Sr. Sub. Nts., 12/15/15                                                                          1,620,000         1,581,525
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                        1,605,000         1,572,900
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                               8,285,000         7,021,538
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                                3,170,000         2,801,488
7.375% Nts., 2/1/13                                                                                       118,000           106,938
9.875% Sr. Nts., 7/1/14                                                                                10,584,000        10,597,230
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                       1,585,000         1,547,356
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                               100,000           104,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                      100,000           110,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 13                                 5,600,000         4,060,000
                                                                                                                    ----------------
                                                                                                                         69,488,730

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                  3,200,000         3,160,000
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                 2,047,000         2,139,115
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                 3,735,000         3,688,313
7.625% Sr. Sub. Nts., 2/1/18                                                                            1,110,000         1,132,200
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                           4,059,000         3,876,345
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                    1,800,000         1,755,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                         2,215,000         2,165,163
7.625% Sr. Sub. Nts., 6/15/12                                                                             600,000           621,000


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                        $       2,024,000   $     2,165,680
11% Sr. Sub. Nts., 2/15/13                                                                              1,720,000         1,883,400
                                                                                                                    ----------------
                                                                                                                         22,586,216

------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5,15                                                 11,115,000                --
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                                2,411,000         2,417,028
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                 2,060,000         1,972,450
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                      3,253,000         3,464,445
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                      2,850,000         2,707,500
                                                                                                                    ----------------
                                                                                                                         10,561,423

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                                   815,000           812,963
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                 8,000,000         7,920,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                    267,000           286,024
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 4,5,15                                  3,462,000                --
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                             3,200,000         3,048,000
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                     3,335,000         3,284,975
7.50% Sr. Nts., 5/1/11                                                                                  1,500,000         1,541,250
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 2,3                                                2,150,000         2,182,250
------------------------------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 2                                                     490,000           504,700
                                                                                                                    ----------------
                                                                                                                         19,580,162

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                                                     9,750,000        10,115,625
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                            550,000           567,875
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                                2,407,000         2,274,615
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5 [BRR]                                             8,285,000         4,239,094
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                           1,000,000         1,075,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                            2,411,000         2,543,605
                                                                                                                    ----------------
                                                                                                                         10,700,189

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                                     1,950,000         1,901,250
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                       360,000           336,600
                                                                                                                    ----------------
                                                                                                                          2,237,850


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                          $       2,550,000   $     2,572,313
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                         2,714,000         2,578,300
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                  2,990,000         3,049,800
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13 5                                                     650,000           643,500
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                                                  4,055,000         3,872,525
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                       2,050,000         2,014,125
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 2                                                                                 600,000           513,000
10.50% Sr. Nts., 4/1/09 5                                                                               2,351,000         2,080,635
                                                                                                                    ----------------
                                                                                                                         17,324,198

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 2                                                                               1,595,000         1,547,150
7.905% Sr. Nts., 5/15/14 1,2                                                                              640,000           630,400
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                         2,125,000         2,135,625
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                               972,000           920,970
7.50% Sr. Unsec. Nts., 11/1/13                                                                            232,000           229,100
9.625% Sr. Nts., 12/1/12 5                                                                              3,820,000         4,125,600
------------------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 2                                                     3,800,000         3,667,000
                                                                                                                    ----------------
                                                                                                                         13,255,845

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                               1,650,000         1,724,250
------------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Nts., 7/15/16 2                                                1,815,000         1,869,450
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                   1,645,000         1,673,788
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                        15,909,000        15,034,005
                                                                                                                    ----------------
                                                                                                                         20,301,493

------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 5,14                                                    2,188,000         2,559,960
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                 13,199,000        11,813,105
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 1,2                                                                            1,630,000         1,691,125
10.75% Sr. Nts., 7/15/16 2                                                                              1,300,000         1,397,500
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,15                                12,679,000               127
                                                                                                                    ----------------
                                                                                                                         17,461,817


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                                        $       3,060,000   $     3,060,000
6.80% Sr. Nts., 10/1/16                                                                                   920,000           920,000
8% Sr. Nts., 5/15/09                                                                                    2,518,000         2,618,745
                                                                                                                    ----------------
                                                                                                                          6,598,745

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                           7,006,000         6,830,850
------------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 5                                                                                3,280,000         3,345,600
11.75% Sr. Sub. Nts., 8/1/16 5                                                                          4,915,000         5,087,025
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                          1,700,000         1,610,750
8.125% Sr. Sub. Nts., 3/1/16                                                                            3,970,000         3,910,450
------------------------------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                                         2,225,000         2,213,875
                                                                                                                    ----------------
                                                                                                                         22,998,550

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 4,5,15 [EUR]                                     2,116,376                --
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,5,15                                     2,081,799                --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,5,15 [EUR]                                              6,650,000                --
                                                                                                                    ----------------
                                                                                                                                 --

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                                       4,340,000         4,513,600
------------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 5                                                 1,900,000         1,947,500
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                       4,182,000         4,202,910
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                         4,370,000         4,544,800
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                    8,150,000         8,435,250
                                                                                                                    ----------------
                                                                                                                         23,644,060

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                            6,701,000         6,818,268
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                                         6,800,000         6,264,500
                                                                                                                    ----------------
                                                                                                                         13,082,768


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                  $       4,644,000   $     4,829,760
10.125% Sr. Unsec. Nts., 9/1/08                                                                           118,000           125,523
10.625% Sr. Unsec. Nts., 5/1/11                                                                         1,351,000         1,455,703
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                                      4,910,000         4,836,350
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 1,2                                                                        1,811,000         1,838,165
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                    4,243,000         4,327,860
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                         706,000           806,605
11.625% Sr. Unsec. Nts., 10/15/10                                                                          76,000            84,360
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 5                                                       118,000           132,160
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                                         3,650,000         3,494,875
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                    1,090,000         1,087,275
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 13                                    2,650,000         1,961,000
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                             4,590,000         4,670,325
8.25% Sr. Unsec. Nts., 9/15/16                                                                          2,450,000         2,499,000
9.50% Sec. Nts., 12/15/08                                                                                  70,000            72,363
10.50% Sr. Sec. Nts., 6/1/13                                                                            3,875,000         4,281,875
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                           1,350,000         1,336,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                                     875,000           940,625
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12 2                             2,810,000         2,897,813
                                                                                                                    ----------------
                                                                                                                         41,678,137

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 13                                                 5,990,000         4,163,050
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                    4,500,000         4,432,500
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                          3,810,000         3,876,675
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                         1,300,000         1,293,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                   5,614,000         5,543,825
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                 5,738,000         5,895,795
9.50% Sr. Sub. Nts., 8/15/13                                                                            2,555,000         2,625,263
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                                 3,950,000         3,801,875
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                          3,281,000         3,477,860


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                    $       2,792,000   $     2,882,740
8.25% Sr. Unsec. Nts., 5/15/13                                                                          1,618,000         1,666,540
8.75% Sr. Sec. Nts., 11/15/12                                                                           7,702,000         8,164,120
8.875% Sr. Sec. Nts., 2/15/09                                                                           5,700,000         5,885,250
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4                                                           2,143,765         2,401,017
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                              6,158,000         5,349,763
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                                 3,145,000         3,034,925
9.75% Sr. Unsec. Nts., 2/1/11                                                                           6,879,000         7,119,765
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                                        960,000         1,080,000
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                      6,543,000         6,084,990
                                                                                                                    ----------------
                                                                                                                         74,616,403

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                          3,768,000         3,687,930
7.875% Sr. Unsec. Nts., 2/15/09                                                                         1,379,000         1,380,724
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                  17,015,000        19,397,100
8.875% Nts., 11/17/14 2                                                                                 8,645,000         9,855,300
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                    2,055,000         2,065,275
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 5                                1,970,000         1,960,150
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 4,5,15                             1,586,000                --
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                     1,000,000         1,070,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                           2,974,000         3,354,003
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                   5,406,000         5,791,178
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                  2,172,000         2,362,050
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                       1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 1,2                                                              7,180,000         6,856,900
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                           2,125,000         2,202,031
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                                 1,949,000         2,090,303
10.75% Sr. Nts., 8/1/08                                                                                 3,197,000         3,472,741
                                                                                                                    ----------------
                                                                                                                         66,695,185

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                 3,900,000         3,568,500
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                                      1,925,000         1,920,188
8.85% Unsec. Bonds, 8/1/30                                                                              1,200,000         1,014,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                     1,500,000         1,511,250


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                 $       1,100,000   $     1,086,250
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                      1,400,000         1,309,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 4,5,15                                         6,414,000         4,008,750
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,14 [EUR]                                                    1,157,197         1,500,404
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                     1,665,000         1,525,556
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                 2,600,000         2,405,000
------------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 1,2                                                                       1,975,000         2,004,625
11.375% Sr. Sub. Nts., 8/1/16 2                                                                         1,975,000         1,970,063
                                                                                                                    ----------------
                                                                                                                         23,823,586

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                                 12,700,000        12,414,250
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 4,5,15                               6,401,538                --
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 2                                                       3,355,000         3,581,463
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                               4,000,000         4,070,000
8.625% Sr. Nts., 1/15/15 1                                                                              3,595,000         3,693,863
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec. Unsub. Nts., 10/15/11                                          800,000           841,000
------------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                                            1,590,000         1,679,438
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2                                                                                  3,280,000         3,394,800
9% Sr. Unsec. Nts., 8/15/14                                                                             5,470,000         5,675,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                       2,200,000         2,211,000
7.90% Unsec. Nts., 8/15/10                                                                              5,197,000         5,365,903
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                         1,500,000         1,507,500
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 2                                                                               3,275,000         3,397,813
8.875% Unsec. Unsub. Nts., 3/15/12 1                                                                   13,690,000        15,007,663
------------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 5 [PEN]                                           20,898,900         6,806,657
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,15                                                         5,035,000                --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                               7,670,000         8,111,025
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                           1,665,000         1,781,550
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2                                                                               2,445,000         2,606,981
8.625% Sr. Nts., 8/1/16 2                                                                               2,445,000         2,628,375
                                                                                                                    ----------------
                                                                                                                         84,774,406


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                         $         200,000   $       214,000
11% Sr. Unsec. Nts., 7/31/10                                                                              118,000           129,505
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                 6,820,000         7,178,050
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                          750,000           772,500
7.50% Sr. Nts., 5/1/12 5                                                                                3,247,000         3,352,528
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,5,15                                      21,702,000                --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                               6,810,000         7,269,675
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                            1,010,000         1,054,188
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                3,294,000         3,281,648
9.757% Sr. Unsec. Nts., 10/15/12 1                                                                        955,000           978,875
------------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts., 1/15/12 1                                                       850,000           877,625
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 10                                      18,460,000        19,065,100
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                            200,000           211,000
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                                4,931,000         5,288,498
8% Sr. Sub. Nts., 12/15/12                                                                              3,844,000         4,103,470
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           10,663,000        10,782,959
9.875% Sr. Nts., 2/1/10                                                                                 5,468,000         5,727,730
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                        2,503,000         2,728,270
                                                                                                                    ----------------
                                                                                                                         73,015,621

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                                                                               1,610,000         1,634,150
7.75% Sr. Nts., 6/15/16 2                                                                               2,255,000         2,294,463
------------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                                     403,000           417,681
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    10,991,000        11,787,848
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/07 5                                                 2,214,000                --
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                             1,650,000         1,707,750
------------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                                     11,790,000        13,640,865
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                       900,000           860,625
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                            1,970,000         2,053,725
9.50% Sr. Sec. Nts., 7/15/13                                                                            4,460,000         4,649,550
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                                6,894,000         6,931,379
                                                                                                                    ----------------
                                                                                                                         45,978,036


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                                 $       8,898,000   $     9,587,595
------------------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 5                                             3,330,000         3,446,550
------------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                               2,647,706         2,833,045
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                   3,130,000         3,063,488
8.375% Sr. Unsec. Nts., 5/1/16                                                                          3,195,000         3,266,888
8.75% Sr. Nts., 2/15/12                                                                                 1,335,000         1,390,069
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                          13,900,000        13,986,875
8.50% Sr. Unsec. Nts., 10/1/21                                                                          1,300,000         1,267,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                          2,700,000         2,760,750
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                       3,384,693         3,589,890
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                              14,525,000        14,470,531
                                                                                                                    ----------------
                                                                                                                         59,663,181

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                            1,300,000         1,298,951
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                 1,318,000         1,364,130
7.75% Sr. Nts., 8/1/10                                                                                  1,650,000         1,740,750
8.50% Sr. Nts., 4/15/11                                                                                 2,407,000         2,611,595
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                         670,000           662,432
                                                                                                                    ----------------
                                                                                                                          6,378,907
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,989,423,006)                                                                 1,943,278,223

                                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 5,14,15                                              338,141                --
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 2                                                       8,195         1,372,663
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 5,15                                                                                    43,000                --
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 5,14,15                                                   5,773                --
------------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 5,14                                                                                  1,873        15,642,725
9.75% Cv., Series AI 5,14,15                                                                                   --             3,173
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 5,14                                                      19,310         3,871,655
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                             51,500         2,842,800
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                                       300               885


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 5,14                                                 2,511   $     3,057,143
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5                                           61,550         8,693,938
                                                                                                                    ----------------
Total Preferred Stocks (Cost $45,340,232)                                                                                35,484,982

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                               75,701         1,325,962
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 15                                                                                    90,209         3,292,629
------------------------------------------------------------------------------------------------------------------------------------
Anglo American plc                                                                                         30,900         1,300,919
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 5,15                                                                                    30,231           453,465
------------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                                    16,527         1,327,005
------------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                                   27,682         1,407,601
------------------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                               539,100         4,399,056
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                             12,860         1,383,664
------------------------------------------------------------------------------------------------------------------------------------
British Airways plc 15                                                                                    175,350         1,401,907
------------------------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                                       52,770         1,347,681
------------------------------------------------------------------------------------------------------------------------------------
Brixton plc                                                                                               136,800         1,354,963
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5,15                                                                      56,470                --
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 15                                                          43,520         1,889,203
------------------------------------------------------------------------------------------------------------------------------------
Charter plc 15                                                                                             93,910         1,499,845
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   431,648        12,509,159
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                                        88,293         1,181,360
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                             1,106            54,935
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                             39,240         1,329,545
------------------------------------------------------------------------------------------------------------------------------------
Corus Group plc                                                                                           183,620         1,333,943
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 15                                                                       174,581           260,126
------------------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                                         33,760         1,482,921
------------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                              116,000         1,359,847
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                          9,001         1,352,530
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                                      69,285         1,467,214
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                        93,817         1,490,632
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 15                                                                     442,193         3,104,195
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                       6,792           228,755
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                             146,000         1,991,440
------------------------------------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                                                 15,990         1,288,551
------------------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                                15,250         1,482,244
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                                          64,600         1,482,685
------------------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd. 9                                                                                           116,000         1,274,948
------------------------------------------------------------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                                                                         199,762         1,325,710


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 15                                                                                           107,797   $       501,256
------------------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc 15                                                                             127,480         1,444,053
------------------------------------------------------------------------------------------------------------------------------------
Hammerson plc                                                                                              56,620         1,390,879
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 15                                                                 300,766         1,759,481
------------------------------------------------------------------------------------------------------------------------------------
Investec plc                                                                                              107,120         1,051,966
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 15                                                                                              81,469         4,362,665
------------------------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd.                                                             474,000         1,456,082
------------------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc. 9                                                                                       33,800         1,324,817
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 15                                                                                   28,135         1,247,506
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 15                                                                                        30,000           866,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                                                                       28,354         1,374,885
------------------------------------------------------------------------------------------------------------------------------------
Legal & General Group plc                                                                                   5,320            14,194
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 15                                                                         117,510         3,024,707
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                                                                         119,172         2,986,450
------------------------------------------------------------------------------------------------------------------------------------
London Stock Exchange Group plc                                                                            62,470         1,445,691
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 15                                                                      136,709         3,598,181
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  16,184           724,881
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 15                                                                                            12,550           342,741
------------------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                                     1,260            13,907
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                                                          328,815         1,365,539
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp. 9                                                                              317,000         1,312,427
------------------------------------------------------------------------------------------------------------------------------------
Mittal Steel Co. NV                                                                                        56,749         1,981,800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                             20,600         1,501,946
------------------------------------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                                                               9,050         1,431,617
------------------------------------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                                                    159,000         1,347,378
------------------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc. 9                                                                            187,000         1,326,901
------------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                                 71,300         1,255,484
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                                 602,120        15,311,912
------------------------------------------------------------------------------------------------------------------------------------
Odakyu Electric Railway Co. Ltd.                                                                          216,000         1,373,257
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                                                                  59,993         1,126,069
------------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                                      47,810         1,358,015
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                                              72,071         1,273,007
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 15                                                                              16,137           415,528
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5,15,16                                                                                  1,034,256             8,274
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 5,15                                                                                799,833                --
------------------------------------------------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                                                                   50,901         1,413,540
------------------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                            121,050         1,399,546


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                                                                  520,050   $     1,450,831
------------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                              15,303         1,439,853
------------------------------------------------------------------------------------------------------------------------------------
Shinko Securities Co. Ltd.                                                                                342,000         1,359,165
------------------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                                   122,000         1,359,170
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                     8,500         1,352,697
------------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 15                                                                                       220               548
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5,15                                                                              10,861           142,279
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 9                                                                               334,960         1,289,041
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,15                                                                                  59,250            59,250
------------------------------------------------------------------------------------------------------------------------------------
Vallourec SA                                                                                                6,120         1,422,681
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                               32,985         1,224,733
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 5,15                                                                         43,569             1,743
------------------------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                                 39,660         1,429,774
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                                  24,268         1,431,816
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                                    57,800         2,466,904
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9,15                                                                        680,382           998,279
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 5,15                                                                                       16,235               162
------------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 15                                                                                       40,006           195,229
------------------------------------------------------------------------------------------------------------------------------------
Xstrata plc                                                                                                30,550         1,262,406
                                                                                                                    ----------------
Total Common Stocks (Cost $138,859,194)                                                                                 141,404,183

                                                                                                            UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 5,15                                                                    2,200                --
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 15                                                                    2,497            18,543
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,15                                                                      6,650                --
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,15                                                           5,250                --
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,15                                                       800                --
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 5,15                                                                  34,425                --
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 5,15                                                                          6,600                --
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,15                                                   4,560                --
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,15                                                                        8,500                --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 15                                                                 6,738             2,224
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 15                                                            17,634                13
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 5,15                                                                                           9,035           329,778
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 15                                                          7,500             5,197


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                            UNITS        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 15                                                                             80,025   $        72,023
Series B Wts., Exp. 1/16/10 15                                                                             60,020            36,012
Series C Wts., Exp. 1/16/10 15                                                                             60,020            22,808
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 5,15                                                          44,000               440
                                                                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $885,987)                                                                     487,038

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.812%, 4/8/09 1,2 [EUR]                                           4,850,000         6,071,494
------------------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
15.44%, 11/15/10 1                                                                                      6,500,000         6,120,238
------------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.90%, 5/26/09 1,5                                  6,250,000         6,304,375
------------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts.:
8.515%, 6/13/08 1,2                                                                                     2,750,000         2,715,103
9.40%, 8/31/09 1                                                                                        3,950,000         3,942,298
------------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.754%, 5/18/09 1,5                                        5,000,000         5,007,750
------------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.239%, 1/7/09 1                                     5,250,000         5,206,950
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 17 [ARP]                                       10,355,000         8,873,522
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              21,585,000         9,159,652
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              33,875,000        14,374,947
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.809%, 1/5/10 8 [BRR]                                                                                18,237,724         5,454,374
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.427%, 1/2/09 8 [BRR]                                                                                17,433,522         5,977,494
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.728%, 1/3/08 8 [BRR]                                                                                15,201,753         5,961,565
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                      7,230,000,000         3,335,636
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                            4,311,848,685         2,198,245
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               10,085,000,000         5,141,484
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                8,162,000,000         4,161,110
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                6,891,000,000         3,513,135
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 3,8 [DOP]                                               272,500,000         7,148,314
Dominican Republic Credit Linked Nts., 11.242%, 1/2/7
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  58,700,000         1,690,560
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 142,700,000         3,926,664
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                                   132,800,000         3,736,882
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                             145,400,000         4,396,257
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  56,010,000         1,553,189


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  50,870,000   $     1,407,046
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 111,530,000         3,084,880
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          32,570,000         5,283,982
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                           3,900,000           651,102
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                              23,760,000         4,095,538
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          31,030,000         5,215,899
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 8 [NGN]                            907,570,000         6,540,727
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                              1,761,000,000        14,159,620
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                                                                                1,281,000,000        10,309,181
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                         6,470,000         1,402,177
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                           16,410,000,000         3,737,549
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                            6,700,000,000         1,525,995
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                               68,000,000,000         7,750,157
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                                      232,499,000         8,817,760
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 5 [RUR]                            211,690,000         8,958,638
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                                221,305,000         9,280,370
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                                  230,095,000         8,798,134
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                                 553,980,000        21,808,478
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.175%, 5/23/22 1                      14,280,000        14,387,100
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                        15,823,000         3,511,699
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 3,8 [TRY]                          25,240,000        11,663,963
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                                   9,712,912         9,355,802
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                         4,771,000         1,058,858
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                        30,720,000         6,817,886
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                                         19,110,000        15,331,099
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11 5 [MXN]                                                        75,701,012         6,885,666
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11 5 [MXN]                                                        49,570,093         4,525,740
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 8 [BRR]                                                33,618,120        11,741,526


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                      10,875,000   $     7,175,646
Campania Total Return Linked Nts., 3.804%, 7/30/10 1,5 [EUR]                                           36,800,000        46,417,063
Campania Total Return Linked Nts., 3.846%, 7/30/10 1,5 [EUR]                                           31,000,000        39,156,364
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                                    8,506,000,000         4,281,863
Egypt (The Arab Republic of) Total Return Linked Nts., 8.328%, 12/12/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                            46,890,000         8,007,732
Egypt (The Arab Republic of) Total Return Linked Nts., 9.170%, 1/30/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          18,000,000         3,060,814
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 8                                                                                       5,580,000         4,752,207
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 5                                                          10,485,000        10,499,522
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                                                1,345,160,000        10,861,648
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                              6,080,000         5,818,560
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                 6,200,533         7,492,104
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                               352,600,000         2,785,361
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                  474,000,000         3,975,543
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                              7,455,000         8,039,276
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                              7,455,000         7,894,570
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 1                                                 7,790,000         7,807,273
Romania (Republic of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                                         6,161,250         2,434,508
Russian Federation Credit Linked Nts., 0.00%, 12/2/09 8 [RUR]                                         155,437,000         6,206,166
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                             191,850,000         7,907,824
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                          5,430,000         5,453,512
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                        5,480,000         5,487,014
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                          5,480,000         5,477,205
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                        5,480,000         5,458,080
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                          5,480,000         5,439,503
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                                        20,075,400         4,101,753
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        2,139,000           463,723
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        7,579,000         1,643,083
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                                        15,868,000         3,137,071
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                              15,871,000         3,137,664
United Mexican States BORHIS Total Return Linked Nts.,
6.10%, 9/27/35 [MXN]                                                                                   17,060,000         5,928,637
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5 [MXN]                                        49,642,956         4,521,103
Videocon International Ltd. Credit Linked Nts., 7.75%, 12/29/09 5                                      15,470,000        15,468,453
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                                   10,000,000        10,206,600
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index:
8.25% Pass-Through Certificates, Series 4-T1, 6/29/10 5                                                55,671,360        56,715,198
8.375% Pass-Through Certificates, Series 7-T1, 12/29/11 3,5                                               780,000           780,468
------------------------------------------------------------------------------------------------------------------------------------
Drewcat Capital Ltd. Catastrophe Linked Nts., Cl. A, 25.864%, 12/28/06 1,2                              6,730,000         6,778,288
------------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.74%, 4/8/09 1,5                                                  5,770,000         5,741,150
------------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.385%, 8/3/11 1,5                                         6,700,000         6,745,225
------------------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 9.526%, 11/24/08 1,2                                        5,000,000         4,747,400
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 [RUR]                                                                        358,300,000        14,629,932


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5 [UAH]                                                                               36,698,000   $     7,986,675
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 5 [ARP]                                       18,250,000        14,804,035
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 8 [BRR]                               42,180,340         7,997,736
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 8 [BRR]                               81,357,010        12,620,832
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 8 [ARP]                              27,660,000         6,707,021
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 5 [BRR]                                   30,560,000        17,639,851
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%, 1/2/15 8 [BRR]                    56,242,917         8,724,908
Brazil (Federal Republic of) Credit Linked Nts., 12.080%, 1/2/15 8 [BRR]                               26,663,580         4,136,295
Colombia (Republic of) Credit Linked Bonds, 10.190%, 1/5/16 8 [COP]                               115,400,000,000        17,645,944
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 8 [COP]                                82,000,000,000         8,465,768
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 8 [PEN]                                          24,240,000         3,639,169
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                               8,765,000         9,084,923
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                               6,092,000         2,474,751
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                                      3,349,124         3,558,444
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                              16,085,800         6,138,499
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                              18,680,000         7,280,137
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                               1,487,000           580,678
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                               2,467,000           984,031
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               1,478,000           587,062
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               3,568,000         1,417,211
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                              13,855,800         5,593,428
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 5 [RUR]                                           186,617,822         7,210,028
Total Return Linked Nts., Series B, 11%, 6/30/12 5 [RUR]                                              148,100,000         5,671,076
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                    2,043,000,000        16,206,830
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                     36,298,924        17,466,656
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                                    16,900,000        18,429,450
Philippines (Republic of the) Credit Linked Nts., 8.38%, 6/20/16 1,5                                    3,950,000         3,954,740
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                                     12,480,000        13,261,248
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                              8,275,000         8,480,220
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                            17,600,000        19,289,600


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Redwood Capital V Catastrophe Linked Nts., 9.657%, 1/9/07 1,2                                   $       4,250,000   $     4,224,075
------------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.85%, 6/6/08 1                                                                              4,300,000         3,905,045
Series B, 14.90%, 6/8/07 1,2                                                                            2,000,000         1,960,450
------------------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I,
10.64%, 6/6/08 1,2                                                                                      4,560,000         4,516,452
------------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I,
22.89%, 6/6/08 1,2                                                                                      6,000,000         6,039,600
------------------------------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Series A-I, 9.64%, 6/6/08 1,2                               10,660,000        10,727,691
------------------------------------------------------------------------------------------------------------------------------------
UBS AG, Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                      37,034,500         9,595,193
------------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.898%, 6/5/09 1,5                                         6,710,000         6,818,702
                                                                                                                    ----------------
Total Structured Notes (Cost $970,920,182)                                                                            1,006,537,370

                                                            EXPIRATION          STRIKE
                                                                  DATE           PRICE                  CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 15                              10/12/06          $11.40                 85,614,000               863
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Put 15                               10/12/06           11.40                 85,614,000           282,405
------------------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY) Put 15               1/30/07           77.00TRY              30,620,000           350,862
                                                                                                                    ----------------
Total Options Purchased (Cost $936,771)                                                                                     634,130

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 69.30% in joint repurchase agreement (Principal
Amount/Value $800,621,000, with a maturity value of $800,954,592) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 5%, dated 9/29/06, to be repurchased at $555,070,183 on 10/2/06, collateralized by U.S. Treasury Bonds,
5.25%-8.75%, 5/15/16-2/15/29, with a value of $802,318,218 and U.S. Treasury
Bills, 12/28/06, with a value of $14,820,750 (Cost $554,839,000)                                $     554,839,000       554,839,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $7,141,215,069)                                                                         7,109,882,609
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.0% 18
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.42%, 10/25/06                                        1,461,119         1,461,119
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
Undivided interest of 1.05% in joint repurchase agreement (Principal
Amount/Value $3,950,000,000, with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at $41,535,784 on
10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $4,029,000,000                                                                         41,516,998        41,516,998


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000 with a maturity value of $2,501,131,250)
with ING Financial Markets LLC, 5.43%, dated 9/29/06, to be repurchased at $250,113,125 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-7%, 9/1/18-8/1/36, with a value of $2,550,003,623                                         $     250,000,000   $   250,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,112,500)
with Cantor Fitzgerald & Co., 5.40%, dated 9/29/06, to be repurchased at $25,011,250 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-6.50%, 8/1/12-9/1/36, with a value of $255,002,127                                               25,000,000        25,000,000
                                                                                                                    ----------------
                                                                                                                        316,516,998
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 5.34%, 10/16/06                                                          2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 10/2/06                                                                 7,000,000         7,000,000
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                                                                      3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Links Finance LLC, 5.38%, 10/2/06                                                                       8,001,004         8,001,004
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 10/2/06                                                                     3,498,951         3,498,951
                                                                                                                    ----------------
                                                                                                                         29,499,955
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 10/2/06                                                           2,000,000         2,000,000
                                                                                                                    ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $349,478,072)                                                                                                     349,478,072

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,490,693,141)                                                           107.5%    7,459,360,681
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (7.5)     (517,742,773)
                                                                                                ------------------------------------
NET ASSETS                                                                                                  100.0%  $ 6,941,617,908
                                                                                                ====================================


                     62 | OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $490,985,276 or 7.07% of the Fund's net assets as of September 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See Note 1 of accompanying Notes.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $527,224,851, which represents 7.60% of the Fund's net assets, of which $8,274 is considered restricted. In addition, the Fund has restricted currency of $2,490,558, which represents 0.04% of the Fund's net assets. See Note 12 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,643,108 or 0.59% of the Fund's net assets as of September 30, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,516,105 or 0.05% of the Fund's net assets as of September 30, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 14 of accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $30,985,814. See Note 6 of accompanying Notes.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                                           SUBJECT TO PUT         DATE      PRICE     RECEIVED   SEE NOTE 7
------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)      30,620,000      1/30/07         65TRY  $519,227     $266,434

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind, when applicable.

15. Non-income producing security.

16. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES       GROSS        GROSS               SHARES
                                           SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                      1,034,256          --           --            1,034,256

                                                                                 VALUE             DIVIDEND
                                                                            SEE NOTE 1               INCOME
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                                                  $8,274                  $--

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,478,536,141)                                               $7,459,352,407
Affiliated companies (cost $12,157,000)                                                             8,274
                                                                                           ---------------
                                                                                            7,459,360,681
----------------------------------------------------------------------------------------------------------
Cash                                                                                           25,197,062
----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,041,365)                                                      2,036,566
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                          22,509,047
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      17,853,697
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                     79,264,951
Investments sold (including $4,086,747 sold on a when-issued basis or
forward commitment)                                                                            29,562,551
Shares of beneficial interest sold                                                              9,990,112
Closed foreign currency contracts                                                                 350,451
Other                                                                                             138,355
                                                                                           ---------------
Total assets                                                                                7,646,263,473

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $519,227)--see accompanying
statement of investments                                                                          266,434
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    349,478,072
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                          11,829,544
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                       5,922,166
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $255,740,010 purchased on a
when-issued basis or forward commitment)                                                      298,396,014
Closed foreign currency contracts                                                              17,712,181
Shares of beneficial interest redeemed                                                         10,583,520
Dividends                                                                                       4,590,954
Distribution and service plan fees                                                              4,131,245
Transfer and shareholder servicing agent fees                                                     822,652
Shareholder communications                                                                        411,908
Futures margins                                                                                   206,572
Trustees' compensation                                                                            129,039
Other                                                                                             165,264
                                                                                           ---------------
Total liabilities                                                                             704,645,565

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $6,941,617,908
                                                                                           ===============


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $     1,659,194
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  7,961,107,501
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              28,620,443
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (1,051,588,378)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                               1,819,148
                                                                                          ----------------
NET ASSETS                                                                                $ 6,941,617,908
                                                                                          ================

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,077,400,158 and 1,213,643,842 shares of beneficial interest outstanding)               $          4.18
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                  $          4.39
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $718,742,377
and 171,227,025 shares of beneficial interest outstanding)                                $          4.20
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $857,843,200
and 205,466,631 shares of beneficial interest outstanding)                                $          4.18
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,323,749
and 25,876,803 shares of beneficial interest outstanding)                                 $          4.19
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $179,308,424 and 42,979,530 shares of beneficial interest outstanding)                 $          4.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 388,106,267
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $125,763)              8,400,957
--------------------------------------------------------------------------------
Fee income                                                            2,485,741
--------------------------------------------------------------------------------
Portfolio lending fees                                                  770,870
--------------------------------------------------------------------------------
Other income                                                             82,767
                                                                  --------------
Total investment income                                             399,846,602

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      35,160,731
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              11,944,439
Class B                                                               8,026,795
Class C                                                               8,138,266
Class N                                                                 468,706
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               6,360,780
Class B                                                               1,222,558
Class C                                                               1,100,817
Class N                                                                 289,768
Class Y                                                                  64,650
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 810,517
Class B                                                                 171,987
Class C                                                                 129,801
--------------------------------------------------------------------------------
Custodian fees and expenses                                             335,747
--------------------------------------------------------------------------------
Trustees' compensation                                                   99,300
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   293,391
                                                                  --------------
Total expenses                                                       74,619,753
Less reduction to custodian expenses                                    (95,247)
                                                                  --------------
Net expenses                                                         74,524,506

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               325,322,096


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $ 114,494,313
Closing and expiration of option contracts written                              722,737
Closing and expiration of swaption contracts                                    371,561
Closing and expiration of futures contracts                                  (5,337,609)
Foreign currency transactions                                               (54,688,851)
Swap contracts                                                                3,615,579
                                                                          --------------
Net realized gain                                                            59,177,730
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (96,370,255)
Translation of assets and liabilities denominated in foreign currencies     (49,146,059)
Futures contracts                                                            15,087,223
Option contracts                                                                252,793
Swaption contracts                                                               92,667
Swap contracts                                                               (4,178,552)
                                                                          --------------
Net change in unrealized appreciation                                      (134,262,183)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 250,237,643
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006               2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                           $   325,322,096    $   289,867,824
---------------------------------------------------------------------------------------------------
Net realized gain                                                    59,177,730        183,064,148
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (134,262,183)        97,582,611
                                                                -----------------------------------
Net increase in net assets resulting from operations                250,237,643        570,514,583

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (361,826,587)      (294,738,505)
Class B                                                             (55,250,172)       (62,870,416)
Class C                                                             (53,959,503)       (44,696,942)
Class N                                                              (6,482,780)        (4,206,758)
Class Y                                                              (8,310,116)        (6,335,724)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             481,164,858        541,271,143
Class B                                                            (168,323,661)      (271,334,101)
Class C                                                              97,789,142         60,028,844
Class N                                                              28,045,769         28,754,049
Class Y                                                             118,978,171        (91,805,446)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                      322,062,764        424,580,727
---------------------------------------------------------------------------------------------------
Beginning of period                                               6,619,555,144      6,194,974,417
                                                                -----------------------------------

End of period (including accumulated net investment income of
$28,620,443 and $123,075,890, respectively)                     $ 6,941,617,908    $ 6,619,555,144
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                   2006            2005            2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.34      $     4.23      $     4.08      $     3.64    $     3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1           .21 1           .20             .26           .32
Net realized and unrealized gain (loss)                 (.05)            .19             .15             .43          (.08)
                                                  --------------------------------------------------------------------------
Total from investment operations                         .16             .40             .35             .69           .24
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.32)           (.29)           (.20)           (.25)         (.30)
Tax return of capital distribution                        --              --              --              --          (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.32)           (.29)           (.20)           (.25)         (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.18      $     4.34      $     4.23      $     4.08    $     3.64
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.77%           9.77%           8.73%          19.59%         6.63%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $5,077,400      $4,766,576      $4,117,666      $3,873,018    $3,202,825
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $4,888,392      $4,392,321      $4,025,554      $3,521,307    $3,263,490
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.03%           4.82%           4.69%           6.60%         7.91%
Total expenses                                          0.93%           0.94%           0.95%           0.95%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                         0.92%           0.94%           0.95%           0.95%         1.01%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     70 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                 2006            2005            2004            2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.35      $     4.24      $     4.10      $     3.66    $     3.73
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1           .17 1           .16             .22           .28
Net realized and unrealized gain (loss)               (.05)            .20             .15             .44          (.05)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13             .37             .31             .66           .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)           (.26)           (.17)           (.22)         (.28)
Tax return of capital distribution                      --              --              --              --          (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)           (.26)           (.17)           (.22)         (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.20      $     4.35      $     4.24      $     4.10    $     3.66
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.23%           8.94%           7.66%          18.62%         6.11%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $718,742      $  918,651      $1,163,555      $1,686,295    $1,847,182
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $802,936      $1,021,022      $1,424,322      $1,757,152    $2,056,449
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.25%           4.05%           4.16%           5.92%         7.22%
Total expenses                                        1.71%           1.70%           1.69%           1.68%         1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.71%           1.69%           1.69%           1.68%         1.75%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                 2006          2005          2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.33      $   4.22      $   4.07        $   3.64        $   3.71
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1         .17 1         .17             .23             .29
Net realized and unrealized gain (loss)               (.05)          .20           .15             .42            (.06)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13           .37           .32             .65             .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)         (.26)         (.17)           (.22)           (.28)
Tax return of capital distribution                      --            --            --              --            (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)         (.26)         (.17)           (.22)           (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.18      $   4.33      $   4.22        $   4.07        $   3.64
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.22%         8.96%         7.95%          18.45%           6.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $857,843      $788,217      $710,085        $698,196        $568,487
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $814,425      $748,199      $716,206        $623,598        $571,292
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.27%         4.07%         4.06%           5.85%           7.15%
Total expenses                                        1.68% 4       1.69% 4       1.69% 4,5       1.69% 4         1.75% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 6        103% 6         90% 6          104%            117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                 $4,097,005,267      $4,231,030,059
Year Ended September 30, 2005                 $4,436,804,790      $4,469,108,355
Year Ended September 30, 2004                 $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     72 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                  2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.34       $   4.23       $   4.08         $   3.65       $   3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1          .19 1          .17              .25            .30
Net realized and unrealized gain (loss)                (.04)           .19            .16              .42           (.05)
                                                  --------------------------------------------------------------------------
Total from investment operations                        .15            .38            .33              .67            .25
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.30)          (.27)          (.18)            (.24)          (.30)
Tax return of capital distribution                       --             --             --               --           (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)          (.27)          (.18)            (.24)          (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.19       $   4.34       $   4.23         $   4.08       $   3.65
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%          9.27%          8.28%           18.82%          6.70%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 108,324       $ 83,287       $ 52,969         $ 30,110       $ 15,508
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  94,281       $ 69,480       $ 40,043         $ 22,627       $  8,954
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%          4.37%          4.19%            6.08%          7.07%
Total expenses                                         1.33% 4        1.40% 4        1.38% 4,5        1.34% 4        1.22% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 6         103% 6          90% 6           104%           117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y      YEAR ENDED SEPTEMBER 30,                  2006           2005            2004            2003        2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.32       $   4.22       $    4.07       $    3.64   $    3.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22 1          .21 1           .21             .26         .32
Net realized and unrealized gain (loss)                (.04)           .19             .14             .42        (.06)
                                                  ---------------------------------------------------------------------
Total from investment operations                        .18            .40             .35             .68         .26
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)          (.30)           (.20)           (.25)       (.31)
Tax return of capital distribution                       --             --              --              --        (.02)
                                                  ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)          (.30)           (.20)           (.25)       (.33)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.17       $   4.32       $    4.22       $    4.07   $    3.64
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.35%          9.73%           8.80%          19.33%       7.06%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 179,309       $ 62,824       $ 150,699       $ 240,296   $ 152,767
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 118,239       $ 68,656       $ 213,632       $ 194,308   $ 127,992
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.38%          4.84%           4.80%           6.57%       7.86%
Total expenses                                         0.58%          1.16%           1.29%           1.41%       1.74%
Expenses after payments and waivers and
reduction to custodian expenses                        0.58%          0.80%           0.90%           0.91%       0.90%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 4         103% 4           90% 4          104%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     74 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 14.5% of the Fund's net assets and resulted in unrealized cumulative gains of $35,617,188.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $255,740,010 of securities issued on a when-issued basis or forward commitment and sold $4,086,747 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same


                     76 | OPPENHEIMER STRATEGIC INCOME FUND
type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $16,993,313, representing 0.24% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 DEPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
  UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
  INCOME                   GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
  ---------------------------------------------------------------------------
  $78,265,796               $--           $1,030,416,491          $43,110,745

1. As of September 30, 2006, the Fund had $963,979,042 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        ------------------------------
                        2008             $ 308,649,467
                        2009                52,578,252
                        2010               185,647,798
                        2011               294,188,800
                        2012               122,914,725
                                         -------------
                        Total            $ 963,979,042
                                         =============


                     78 | OPPENHEIMER STRATEGIC INCOME FUND

2. The Fund had $65,168,890 of post-October foreign currency losses which were deferred.

3. The Fund had $1,268,559 of straddle losses which were deferred.

4. During the fiscal year ended September 30, 2006, the Fund utilized $69,360,120 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $11,836,618 of capital loss carryforwards acquired in the July 21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

5. During the fiscal year ended September 30, 2005, the Fund utilized $11,195,215 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $2,302,465 of capital loss carryforwards acquired in the July 21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO              INCREASE TO
                                     ACCUMULATED          ACCUMULATED NET
       INCREASE TO                NET INVESTMENT            REALIZED LOSS
       PAID-IN CAPITAL                      LOSS           ON INVESTMENTS
       ------------------------------------------------------------------
       $12,201,244                   $66,051,615              $78,252,859

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                          YEAR ENDED           YEAR ENDED
                                  SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
       ------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $485,829,158         $412,848,345

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities                $ 7,499,301,687
       Federal tax cost of other investments           1,730,694,472
                                                     ----------------
       Total federal tax cost                        $ 9,229,996,159
                                                     ================

       Gross unrealized appreciation                 $   209,037,043
       Gross unrealized depreciation                    (252,147,788)
                                                     ----------------
       Net unrealized depreciation                   $   (43,110,745)
                                                     ================


                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's


                     80 | OPPENHEIMER STRATEGIC INCOME FUND
maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2006         YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           285,205,829    $ 1,197,018,631        253,721,621    $ 1,091,121,076
Dividends and/or
distributions reinvested        63,712,315        267,183,114         48,950,677        211,128,508
Acquisition-Note 14                     --                 --         62,844,742        270,860,838
Redeemed                      (234,651,361)      (983,036,887)      (239,685,952)    (1,031,839,279)
                              ----------------------------------------------------------------------
Net increase                   114,266,783    $   481,164,858        125,831,088    $   541,271,143
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            27,099,194    $   114,141,319         27,868,668    $   120,195,274
Dividends and/or
distributions reinvested         9,067,246         38,196,513          9,542,125         41,299,086
Redeemed                       (76,102,306)      (320,661,493)      (100,359,143)      (432,828,461)
                              ----------------------------------------------------------------------
Net decrease                   (39,935,866)   $  (168,323,661)       (62,948,350)   $  (271,334,101)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            52,485,697    $   219,804,771         40,612,822    $   174,277,627
Dividends and/or
distributions reinvested         9,627,908         40,332,270          7,606,352         32,743,949
Redeemed                       (38,820,281)      (162,347,899)       (34,262,628)      (146,992,732)
                              ----------------------------------------------------------------------
Net increase                    23,293,324    $    97,789,142         13,956,546    $    60,028,844
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                            11,223,391    $    47,099,735         10,118,176    $    43,521,928
Dividends and/or
distributions reinvested         1,377,036          5,780,559            896,137          3,865,917
Redeemed                        (5,922,489)       (24,834,525)        (4,331,470)       (18,633,796)
                              ----------------------------------------------------------------------
Net increase                     6,677,938    $    28,045,769          6,682,843    $    28,754,049
                              ======================================================================


                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              YEAR ENDED SEPTEMBER 30, 2006      YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS Y
Sold                            27,986,060    $ 117,026,957       16,530,646     $  72,458,398
Dividends and/or
distributions reinvested         1,974,505        8,229,559        1,472,034         4,751,793
Redeemed                        (1,510,690)      (6,278,345)     (39,181,919)     (169,015,637)
                              -----------------------------------------------------------------
Net increase (decrease)         28,449,875    $ 118,978,171      (21,179,239)    $ (91,805,446)
                              =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                                         PURCHASES            SALES
-----------------------------------------------------------------------------------
Investment securities                               $4,939,332,169   $5,338,131,286
U.S. government and government agency obligations      320,320,066      346,184,902
To Be Announced (TBA) mortgage-related securities    4,097,005,267    4,231,030,059

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE SEPT. 30, 2005 TO DEC. 31, 2005               FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
----------------------------------------------             --------------------------------------------
Up to $200 million of net assets         0.75%             Up to $200 million of net assets       0.75%
Next $200 million of net assets          0.72              Next $200 million of net assets        0.72
Next $200 million of net assets          0.69              Next $200 million of net assets        0.69
Next $200 million of net assets          0.66              Next $200 million of net assets        0.66
Next $200 million of net assets          0.60              Next $200 million of net assets        0.60
Over $1 billion of net assets            0.50              Next $4 billion of net assets          0.50
                                                           Over $5 billion of net assets          0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $8,998,518 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                     82 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $98,945,222, $27,009,902 and $1,650,101, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                 CLASS A         CLASS B         CLASS C         CLASS N
                                 CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                               FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                           SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
September 30, 2006            $2,199,785         $43,415      $1,701,540        $113,735         $28,600


                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)               10/25/06          83,000ARP    $ 26,652,455   $           --   $    106,202
Australian Dollar (AUD)            10/13/06           2,290AUD       1,706,243               --         15,768
Brazilian Real (BRR)       10/31/06-10/2/07         483,260BRR     211,758,523        3,778,704        196,117
British Pound
Sterling (GBP)             10/13/06-1/10/07          12,755GBP      23,899,318            6,659         90,728
Canadian Dollar (CAD)              10/13/06           7,725CAD       6,913,887           13,609             --
Chilean Peso (CLP)        11/21/06-12/28/06      15,171,000CLP      28,335,188          194,803         34,005
Dominican Republic
Peso (DOP)                         10/10/06         244,558DOP       7,256,910               --        153,934
Euro (EUR)                  10/13/06-3/6/07         110,575EUR     140,930,923           13,411        898,289
Indian Rupee (INR)         10/3/06-10/11/06       1,212,608INR      26,392,075           70,285             --
Japanese Yen (JPY)         10/13/06-1/10/07      40,531,000JPY     347,900,985               --      1,254,134
Malaysian
Ringgit (MYR)             11/16/06-11/17/06          56,590MYR      15,380,147               --        661,466
Mexican Nuevo
Peso (MXN)                10/24/06-11/29/06         946,040MXN      85,828,716               --        925,784
New Zealand
Dollar (NZD)                         3/5/07          73,125NZD      47,288,028           74,205        156,017


                     84 | OPPENHEIMER STRATEGIC INCOME FUND

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Norwegian
Krone (NOK)                         1/10/07         109,100NOK    $ 16,810,865   $           --   $     77,680
South African
Rand (ZAR)                 10/5/06-11/27/06         454,950ZAR      58,237,154               --      5,161,425
South Korean
Won (KRW)                  10/10/06-11/2/06      35,003,000KRW      37,013,091          423,611             --
Swiss Franc (CHF)          10/13/06-03/6/07         102,471CHF      82,953,330           32,382        791,518
Thailand Baht (THB)                10/17/06         855,000THB      22,700,742          126,484             --
Turkish Lira (TRY)        10/10/06-10/26/06          60,779TRY      39,793,365           11,508        781,510
                                                                                 -----------------------------
                                                                                      4,745,661     11,304,577
                                                                                 -----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)      1/10/07-3/5/07          96,965AUD      72,059,448        1,291,220             --
Brazilian Real (BRR)        12/10/09-1/5/10          90,846BRR      30,988,310       11,361,461             --
British Pound
Sterling (GBP)                       2/7/07          11,000GBP      20,618,343          185,407             --
Canadian Dollar (CAD)       1/10/07-2/20/07          74,780CAD      67,127,163           37,353             --
Chinese
Renminbi (Yuan) (CNY)              10/23/06         210,000CNY      26,635,973               --        112,449
Czech Koruna (CZK)                 10/23/06         590,000CZK      26,482,595               --         76,115
Euro (EUR)                  11/20/06-2/7/07          61,450EUR      78,287,471          476,847         38,874
Iceland Krona (ISK)                10/23/06         829,900ISK      11,774,186               --        297,529
Japanese Yen (JPY)          10/23/06-3/5/07      14,911,000JPY     127,849,011        3,637,666             --
Swedish Krone (SEK)          10/5/06-3/5/07         478,290SEK      65,660,051          762,417             --
Swiss Franc (CHF)                  10/23/06          33,000CHF      26,452,498           11,015             --
                                                                                 -----------------------------
                                                                                     17,763,386        524,967
                                                                                 -----------------------------
Total unrealized appreciation and depreciation                                   $   22,509,047   $ 11,829,544
                                                                                 =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                       VALUATION AS OF       UNREALIZED
                                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                               DATES   CONTRACTS              2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                       12/15/06          62      $ 11,881,348    $     233,010
Euro-Bundesobligation, 5 yr.                     12/7/06         466        64,970,898          214,118
Euro-Bundesobligation, 10 yr.                    12/7/06         223        33,395,848          140,021
Euro-Schatz                                      12/7/06         744        98,126,374           51,720
FTSE 100 Index                                  12/15/06          20         2,241,757           22,233
IBEX 35 Index (The)                             10/20/06          45         7,389,014          420,764
Japan (Government of) Bonds, 10 yr.             12/11/06         142       162,045,291          790,143
Japan (Government of) Bonds, 10 yr.              12/8/06          92        10,506,497           61,398
MSCI Taiwan Stock Index                         10/30/06         258         7,402,020          (93,405)
NASDAQ 100 Index                                12/15/06         745        24,901,625        1,024,636
Nikkei 225 Index                                 12/7/06          17         2,317,037           75,641
Standard & Poor's 500 E-Mini                    12/15/06         163        10,965,010          273,979
Standard & Poor's ASX 200 Index                 12/21/06         132        12,740,173          195,788
Standard & Poor's/MIB Index                     12/15/06          29         7,075,050           94,243
United Kingdom Long Gilt                        12/27/06         111        22,869,629          143,047
U.S. Long Bonds                                 12/19/06       4,130       464,237,813        8,785,089
U.S. Treasury Nts., 2 yr.                       12/29/06       1,423       291,003,500          907,695
U.S. Treasury Nts., 10 yr.                      12/19/06       3,066       331,319,625        3,293,662
                                                                                         ---------------
                                                                                             16,633,782
                                                                                         ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.       12/15/06         132        10,208,863           11,136
CAC-40 10 Index                                 10/20/06         190        12,678,954         (304,557)
Canadian Bonds, 10 yr.                          12/18/06         304        31,315,196         (446,661)
DAX Index                                       12/15/06          72        13,797,695         (283,463)
FTSE 100 Index                                  12/15/06         255        28,582,402         (288,582)
Nikkei 225 Index                                 12/7/06         273        37,208,889         (183,929)
Standard & Poor's 500 E-Mini                    12/15/06       1,947       130,974,690       (3,279,040)
Standard & Poor's/Toronto
Stock Exchange 60 Index                         12/14/06         105        12,711,787         (234,510)


                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                                       VALUATION AS OF       UNREALIZED
                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS              2006   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       12/29/06         172      $ 35,174,000   $         (913)
U.S. Treasury Nts., 5 yr.       12/29/06       1,009       106,465,266         (724,070)
U.S. Treasury Nts., 10 yr.      12/19/06       1,562       168,793,625         (609,473)
                                                                         ---------------
                                                                             (6,344,062)
                                                                         ---------------
                                                                         $   10,289,720
                                                                         ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the year ended September 30, 2006 was as follows:

                                                                    PUT OPTIONS
                                                  ------------------------------
                                                        NUMBER OF     AMOUNT OF
                                                        CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
September 30, 2005                                             --   $        --
Options written                                    34,499,620,000     1,241,964
Options closed or expired                         (34,469,000,000)     (722,737)
                                                  ------------------------------
Options outstanding as of
September 30, 2006                                     30,620,000   $   519,227
                                                  ==============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:


                     88 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                        Lehman Brothers
                                                                             CMBS Index
                                                    If negative,            Spread plus
                                              the absolute value           Total Return
                                             of the Total Return           Amount value
                                                    Amount for a            for a given
                         $ 12,000,000        given Index Period.          Index Period.         12/1/06        $     8,844
                                                       Six-Month
                           12,650,000                  BBA LIBOR                   5.46%        5/13/15          1,709,604
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.10         1/14/15            922,126
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.08         1/20/15            959,073
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month
                                                         USD BBA
                                                   LIBOR -spread
                                              plus total return,           Total Return
                                                    if negative,              of custom
                                                       of custom         equity basket,
                              173,000             equity basket.           if positive.         10/9/07           (101,652)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                            4,984,181BRR          Index Futures.         Index Futures.        10/18/06            (64,527)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                           10,400,077BRR          Index Futures.         Index Futures.        10/18/06           (141,959)
                                              Price Depreciation     Price Appreciation
                                                   of Standard &          of Standard &
                                                Poor's CNX Nifty       Poor's CNX Nifty
                          329,442,300INR          Index Futures.         Index Futures.        10/26/06           (115,698)
                                              Price Depreciation     Price Appreciation
                                                 of Swiss Market        of Swiss Market
                            8,958,033CHF          Index Futures.         Index Futures.        12/15/06           (178,083)


                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
                                                                           If positive,
                                                    If negative,     receive the Spread
                                              the absolute value          on the Lehman
                                                   of the Lehman          Brothers CMBS
                                                   Brothers CMBS               AAA 8.5+
                                                        AAA 8.5+           Index Spread
Lehman Brothers                                     Index Spread         Return Amount,
Special Financing,
Inc.                     $ 12,600,000             Return Amount.      and Carry Amount.         12/1/06        $     9,115
---------------------------------------------------------------------------------------------------------------------------
                                                    Total Return           Total Return
                                                       of custom              of custom
Morgan Stanley & Co.                              equity basket,         equity basket,
International Ltd.          1,382,000               if negative.           if positive.         10/6/07            (41,064)
                                                                                                               ------------
                                                                                                               $ 2,965,779
                                                                                                               ============

Notional amount is reported in U.S. Dollars, except for denoted in the following currencies:

BRR         Brazilian Real
CHF         Swiss Franc
INR         Indian Rupee

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the


                     90 | OPPENHEIMER STRATEGIC INCOME FUND
possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Barclays Bank plc             85,300,000MXN      MXN TIIE             9.2700%      7/17/26     $     63,301
------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
                                                Six-Month
                              11,250,000PLZ          WIBO             5.5200       3/24/10          125,264
                                                Six-Month
                              18,000,000PLZ          WIBO             5.5500       3/25/10          204,163
                             313,800,000TWD        2.3200%      TWD-Telerate       6/27/11         (132,245)
------------------------------------------------------------------------------------------------------------
Credit Suisse First                                28-Day
Boston International          68,120,000MXN      MXN TIIE            10.0000        7/9/15          495,333
------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                    Six-Month
(Nassau Branch)               29,965,000PLZ          WIBO             4.4800        7/1/10         (268,905)
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           1,531,000,000HUF        8.4400    Six-Month BUBOR        7/4/11             (533)

                                                Six-Month
                               6,930,000            LIBOR             5.2500       6/23/15          692,665
------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                     INR MIBOR-
AG, 5 yr.                    314,300,000INR        7.1750       OIS-Compound       6/27/11          (54,038)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                              12,475,040BRR          BZDI            17.7200%       1/2/07           71,657
                             118,589,283BRR          BZDI            17.1800        1/2/08        2,584,334
                              19,476,430BRR          BZDI            18.1600        1/2/08          663,188
                              59,620,000MXN      MXN TIIE            10.2900       6/14/15          532,292
                              67,560,000MXN      MXN TIIE            10.2200       1/30/15          563,267
                              59,375,000MXN      MXN TIIE            10.4300       5/29/15          567,379
                              59,375,000MXN      MXN TIIE            10.3000        6/1/15          522,185
                              34,200,000MXN      MXN TIIE            10.0000       6/24/15          243,765
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                               9,638,700BRR          BZDI            17.1700        1/2/08          185,831
                              11,780,630BRR          BZDI            17.1700        1/2/08          227,127
                              23,464,063BRR          BZDI            18.0000        1/2/07          202,200
                              89,360,000BRR          BZDI            14.8900        1/4/10          684,840
                              17,960,000BRR          BZDI            14.0500        1/2/12          (13,535)
                              90,610,000MXN      MXN TIIE             9.1500       8/27/26           (7,237)


                     91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              39,690,000MXN      MXN TIIE             9.4100%      8/31/20      $   120,121
                              70,140,000MXN      MXN TIIE            10.7000        5/8/15          788,960
                              30,800,000MXN      MXN TIIE            10.8500        3/5/15          364,732
                             119,100,000MXN      MXN TIIE             9.5100       8/26/25          384,709
                              78,820,000MXN      MXN TIIE             9.5000       8/28/25          246,733
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              68,200,000MXN      MXN TIIE             9.2900       7/17/26            7,731
                             179,660,000MXN      MXN TIIE             9.8400      12/31/09          880,313
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                              35,760,000BRR          BZDI            13.9100        1/2/12         (101,346)
                              65,300,000MXN      MXN TIIE             9.7600       8/17/15          372,855
                             169,320,000ZAR        8.2900%  Three-Month JIBA       6/23/08          254,399
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                              52,480,000GBP        5.2500    Six-Month LIBOR       5/21/09         (249,509)
                                                   28-Day
                              67,450,000MXN      MXN TIIE             9.9900        7/9/15          474,558
                                                Six-Month
                              34,350,000PLZ          WIBO             4.5300        7/5/10         (307,688)
------------------------------------------------------------------------------------------------------------
Merrill Lynch                                 Three-Month
& Co., Inc.                  251,235,000SEK   STIBOR-SIDE             4.0325       6/19/12          163,548
------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                              12,776,603BRR          BZDI            16.8800        1/2/08          191,075
                              25,645,000BRR          BZDI            17.5900        1/2/07          190,454
------------------------------------------------------------------------------------------------------------
Santander
Central Hispano              369,480,000BRR          BZDI            14.0000        1/2/12          (23,048)
------------------------------------------------------------------------------------------------------------
UBS AG                       369,480,000NOK        4.2200    Six-Month NIBOR        2/6/12          630,481
------------------------------------------------------------------------------------------------------------
WestPac
Banking Corp.                 34,665,000NZD        6.7500      Six-Month BBR       6/29/16         (208,826)
                                                                                                ------------
                                                                                                $12,332,550
                                                                                                ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
GBP         British Pound Sterling
HUF         Hungarian Forint
INR         Indian Rupee
MXN         Mexican Nuevo Peso


                     92 | OPPENHEIMER STRATEGIC INCOME FUND

NOK         Norwegian Krone
NZD         New Zealand Dollar
PLZ         Polish Zloty
SEK         Swedish Krona
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BBR         Bank Bill Rate
BUBOR       Budapest Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
FRAS        French Franc/Austrian Schilling
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
LIBOR       London-Interbank Offered Rate
MIBOR-OIS   Mid Market Interest Rate for FRAS and IRS-Overnight Indexed Swap
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR       Norwegian Interbank Offered Rate
STIBOR      Stockholm Interbank Offered Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

      The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the


                     93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                           NOTIONAL      ANNUAL
                                                             AMOUNT    INTEREST
                          REFERENCED                RECEIVED BY THE   RATE PAID                   UNREALIZED
                          DEBT                            FUND UPON      BY THE   EXPIRATION    APPRECIATION
COUNTERPARTY              OBLIGATION                   CREDIT EVENT        FUND        DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                          Hungary (Republic of)         $13,190,000      0.4000%    12/20/15      $   187,707
                          Mexico (Government of)         12,930,000      0.6475      1/20/11          (98,118)
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Ukraine (Republic of)          12,895,000      1.8800      3/20/11          (14,207)
--------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Russian Federation              8,390,000      2.4000      10/9/13         (929,516)
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,      Philippines
Inc.                      (Republic of the)              23,950,000      1.7250     12/20/11          (23,029)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Colombia (Republic of)          5,880,000      3.7000      8/20/15         (632,082)
                          Indonesia (Republic of)         7,600,000      1.6800      6/20/11          (94,638)
                          Venezuela (Republic of)         8,275,000      2.2000      5/20/10         (319,928)
                          Venezuela (Republic of)        12,480,000      3.4800     11/20/15       (1,001,285)
                                                                                                  ------------
                                                                                                  $(2,925,096)
                                                                                                  ============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.


                     94 | OPPENHEIMER STRATEGIC INCOME FUND

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                        NOTIONAL          ANNUAL
                                                          AMOUNT        INTEREST
                          REFERENCED                 PAID BY THE   RATE RECEIVED                     UNREALIZED
                          DEBT                         FUND UPON          BY THE   EXPIRATION      APPRECIATION
COUNTERPARTY              OBLIGATION                CREDIT EVENT            FUND        DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.                      Russian Federation         $12,930,000          0.6475%     1/20/11         $  79,040
----------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Ukraine (Republic of)        1,409,000          1.9200      8/20/11             5,321
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Indonesia (Republic of)      7,600,000          1.6700      6/20/11            69,891
                          Istanbul Bond Co. SA
                          for Finansbank              23,940,000          1.3000      3/24/13          (799,470)
----------------------------------------------------------------------------------------------------------------
UBS AG                    Indonesia (Republic of)      6,125,000          2.3000      9/20/11           203,516
                                                                                                      ----------
                                                                                                      $(441,702)
                                                                                                      ==========

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid should the Manager decide to let the option expire unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2006 was as follows:

                                                                 CALL SWAPTIONS
                                                --------------------------------
                                                      NOTIONAL        AMOUNT OF
                                                        AMOUNT         PREMIUMS
--------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                              $   69,130,000        $ 283,433
Swaptions written                                   79,500,000           88,401
Swaptions closed or expired                       (148,630,000)        (371,834)
                                                --------------------------------
Swaptions outstanding as of
September 30, 2006                              $           --        $      --
                                                ================================


                     95 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                       VALUATION AS OF
                           ACQUISITION                       SEPT. 30,     UNREALIZED
SECURITY                         DATES          COST              2006   DEPRECIATION
--------------------------------------------------------------------------------------
Prandium, Inc.         3/18/99-7/18/02   $12,157,000        $    8,274    $12,148,726
                                         =============================================
CURRENCY
Argentine Peso (ARP)   6/21/06-9/22/06   $ 2,495,208        $2,490,558    $     4,650
                                         =============================================

--------------------------------------------------------------------------------
13. ACQUISITION OF OPPENHEIMER MULTI-SECTOR INCOME TRUST

On July 22, 2005, the Fund acquired all of the net assets of Oppenheimer Multi-Sector Income Trust, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Multi-Sector Income Trust shareholders on July 12, 2005. The Fund issued (at an exchange ratio of 2.150014 for Class A of the Fund to one share of Oppenheimer Multi-Sector Income Trust) 62,844,742 shares of beneficial interest for Class A, valued at $270,860,838 in exchange for the net assets, resulting in combined Class A net assets of $4,466,747,248 on July 22, 2005. The net assets acquired included net unrealized appreciation of $6,581,052 and an unused capital loss carryforward of $32,689,355, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing coun-terparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral.


                     96 | OPPENHEIMER STRATEGIC INCOME FUND

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $431,697,370, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $436,526,198 was received for the loans, of which $349,478,072 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
15. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
16. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that


                     97 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. LITIGATION Continued

by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     98 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006


                     99 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions should be multiplied by 1.48% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $6,699,836 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $176,623,671 or 36.36% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     100 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     101 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board              private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
of Trustees (since 2003)           Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company
and Trustee (since 1999)           (since 1993); Chairman of the following private companies: Ambassador Media
Age: 69                            Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                   1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                   Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                   (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title
                                   (title insurance agency) (1995-2000); former Director of the following:
                                   UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                   (computer equipment company) (1991-2003) and International Family Entertainment
                                   (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                   37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 75                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                   (investment adviser) (until March 1999). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2000)               (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 70                            Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                                   MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                   (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                   Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                   Chief Executive Officer (until October 1995) of the Manager;


                     102 | OPPENHEIMER STRATEGIC INCOME FUND

JON S. FOSSEL,                     President, Chief Executive Officer and Director of the following: Oppenheimer
Continued                          Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders
                                   Services, Inc. and Shareholder Financial Services, Inc. (until October 1995).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 66                            companies of the Manager (until October 1994). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                            (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                   Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                   (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                   Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                   Company (February 1991-April 2000); Member of the investment committees of The
                                   Rockefeller Foundation (since 2001) and The University of Michigan (since 2000);
                                   Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                   Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                   of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                   Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                   and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                            company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the
                                   Investment Committee of the Worcester Polytech Institute (private university);
                                   President and Treasurer of the SIS Funds (private charitable fund) (since January
                                   1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                   (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial
                                   Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.


                     103 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.
JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and director or trustee of other
Principle Executive Officer        Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                       Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
Age: 57                            Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 92
                                   portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        STEINMETZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                   LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                   PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                   3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,               Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Vice President and Portfolio       Management Corporation (since March 2000). An officer of 3 portfolios in the
Manager (since 1993)               OppenheimerFunds complex.
Age: 47

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                       President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 56                            officer of 92 portfolios in the OppenheimerFunds complex.


                     104 | OPPENHEIMER STRATEGIC INCOME FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                      the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 47                            and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                   (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                       portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                       of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                            Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An
                                   officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 58                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.


                     105 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                            (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                            Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                   Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                       and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of
Age: 42                            92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                     106 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $77,000 in fiscal 2006 and $66,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during for fiscal 2006 and $2,500 for fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 for fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: IRS private letter ruling

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,667 in fiscal 2005to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $22,777 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $62,777 in fiscal 2006 and $9,167 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /S/ JOHN V. MURPHY
     ----------------------------
     John V. Murphy
     Principal Executive Officer
Date:11/15/2006


By:  /S/ BRIAN W. WIXTED
     ----------------------------
     Brian W. Wixted
     Principal Financial Officer
Date:11/15/2006